                                 BRIDGEWAY FUNDS

                 A no-load mutual fund family of domestic funds
                            Performance with Purpose

                             AGGRESSIVE INVESTORS 1
                            (CLOSED TO NEW INVESTORS)

                             AGGRESSIVE INVESTORS 2

                          ULTRA-SMALL COMPANY (CLOSED)

                           ULTRA-SMALL COMPANY MARKET

                                MICRO-CAP LIMITED
                            (CLOSED TO NEW INVESTORS)

                                SMALL-CAP GROWTH

                                 SMALL-CAP VALUE

                                LARGE-CAP GROWTH

                                 LARGE-CAP VALUE

                               BLUE CHIP 35 INDEX

                                    BALANCED

                                   Prospectus
                          October 28, 2005, as amended
                                on May 19, 2006
                                www.bridgeway.com

     Neither the  Securities and Exchange  Commission  nor any state  securities commission has approved or  disapproved  of these  securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[BRIDGEWAY FUNDS LOGO]

     This prospectus  presents concise  information  about Bridgeway Funds, Inc.
that you should know before investing. Please keep it for future reference. Text in shaded  "translation"  boxes is  intended  to help the reader  understand  or interpret other information presented nearby.

                                TABLE OF CONTENTS

The Funds                                                              2
Suitability                                                            2
Commodity Exchange Act                                                 2
Aggressive Investors 1 Fund                                            3
Aggressive Investors 2 Fund                                            8
Ultra-Small Company Fund                                              14
Ultra-Small Company
   Market Fund                                                        19
Micro-Cap Limited Fund                                                25
Small-Cap Growth Fund                                                 30
Small-Cap Value Fund                                                  35
Large-Cap Growth Fund                                                 40
Large-Cap Value Fund                                                  45
Blue Chip 35 Index Fund                                               50
Balanced Fund                                                         56
Management of the Funds                                               63
Selective Disclosure of
   Portfolio Holdings                                                 66
Code of Ethics                                                        66
Shareholder Information                                               67
Net Asset Value                                                       67
Rule 12b-1 and
   Shareholder Services Fees                                          68
Policy Regarding Excessive or Short-Term
   Trading of Fund Shares                                             69
Purchasing Shares                                                     70
Redeeming Shares                                                      73
Exchanging Shares                                                     76
Miscellaneous Information                                             76
Tax Efficiency                                                        79
Closed Fund Status Definitions                                        80
Privacy Policy                                                        82

            PROSPECTUS October 28, 2005, as amended on May 19, 2006

                             [BRIDGEWAY FUNDS, INC]

THE FUNDS

     Bridgeway  Funds,  Inc. is a fully no-load  diversified  mutual fund family comprised of eleven Funds:  Aggressive Investors 1 Fund,  Aggressive Investors 2
Fund,  Ultra-Small  Company Fund,  Ultra-Small  Company  Market Fund,  Micro-Cap
Limited Fund,  Small-Cap  Growth Fund,  Small-Cap Value Fund,  Large-Cap  Growth
Fund,  Large-Cap  Value Fund,  Blue Chip 35 Index Fund, and Balanced Fund.  Each
Fund has its own investment objective, strategy, and risk profile.

SUITABILITY

All eleven Funds:

     o    are designed for investors with long-term goals in mind.
     o    strongly discourage short-term trading of shares.
     o    offer you the opportunity to participate in financial  markets through funds  professionally  managed by Bridgeway Capital  Management,  Inc.
          (the "Adviser" or "Bridgeway Capital Management").
     o    offer you the opportunity to diversify your investments.
     o    carry  certain  risks,  including  the risk that you can lose money if fund shares, when redeemed, are worth less than the purchase price.
     o    are not bank deposits and are not guaranteed or insured.

COMMODITY EXCHANGE ACT

     Bridgeway  Funds has filed a notice of  eligibility  for exclusion from the definition of the term  "commodity  pool  operator" in accordance  with Rule 4.5 under the  Commodity  Exchange  Act  ("CEA")  and  therefore,  is not subject to registration or regulation as a commodity pool operator under the CEA.

                           Aggressive Investors 1 Fund
                         BRAGX (Closed to New Investors)

     Investment Objective: The Aggressive Investors 1 Fund (the "Fund") seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk  roughly  equal to that of the stock  market  over  longer periods of time (three  years or more).  The S&P 500 Index,  a  broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 common  stocks with  dividends  reinvested,  serves as a proxy for "stock market" in this objective. The Fund's investment objective may be changed by the
Board of Directors without shareholder approval.

     Principal Investment Strategy:  The Fund invests in a diversified portfolio of common  stocks of companies of any size that are listed on the New York Stock
Exchange,  the  American  Stock  Exchange and NASDAQ.  The Fund  selects  stocks according to proprietary quantitative models that span various investment styles including  both  "growth"  and "value."  Value  stocks are those priced  cheaply relative  to some  financial  measures  of worth.  Growth  stocks  are those the
Adviser  believes have above average  prospects  for economic  growth.  The Fund seeks to achieve the risk objective by investing in stocks that it believes have a  lower  probability  of  decline  in  the  long  term,  though  more  volatile individually  in the short  term.  The Fund may  engage in active  and  frequent
trading,   which  could  result  in  higher  trading  costs,   lower  investment
performance, and for shareholders in taxable accounts, a higher tax burden. This
Fund will have  "right of first  refusal"  over  Aggressive  Investors 2 Fund to purchase  small-  and  mid-cap  stocks  for which  there is  relatively  limited liquidity. The Fund may also use aggressive investment techniques such as:

     o    leveraging (borrowing up to 50% of its assets from banks),
     o    purchasing  and selling  futures and options on individual  stocks and stock indexes,
     o    entering into short-sale transactions (up to 20% of assets),
     o    investing up to 25% of assets in a single company,
     o    investing  up to 10% of assets in foreign  companies  (currently  only those that trade on American exchanges), and
     o    short-term  trading (buying and selling the same security in less than a three-month timeframe).

     The Fund  sometimes  invests  in a smaller  number of  companies  than many mutual funds.  Based on ending data from the last five fiscal years,  the number of  companies  in the Fund has been  between 51 and 76. The top ten stocks  have sometimes  accounted for almost half of Fund net assets. It would not be unusual for one or two stocks each to represent 5% to 10% or more of Fund holdings.

     Principal Risk Factors: Shareholders of the Aggressive Investors 1 Fund are
exposed to higher risk than the stock market as a whole and could lose money.

     Since the Fund  invests in  companies  of any size and because  there are a larger  number  of small  companies,  the Fund  may  bear  the  short-term  risk
(volatility) associated with small companies,  especially in the early stages of an  economic  or  stock  market  downturn.  The Fund  may  also  exhibit  higher volatility due to the use of aggressive investment techniques including futures, options,  and  leverage.  These  techniques  may  magnify the risk of loss in an unfavorable market environment.

     Investments in foreign  companies can be more volatile than  investments in
U.S. companies. Foreign securities have additional risk, including exchange rate changes, political and economic upheaval, the relative lack of information about the companies,  relatively low market liquidity and the potential lack of strict financial and accounting controls and standards. Individual short-sale positions can theoretically  expose  shareholders to unlimited loss,  although the Adviser seeks to mitigate this potential loss by limiting a single  short-sale  position to 2.5% of the Fund's net assets at the time of opening the position.

     The Fund's  use of  futures  and  options  to manage  risk or hedge  market volatility are subject to certain additional risks.  Futures and options may not always be successful hedges,  and their prices can be highly volatile.  They may not always  successfully  manage risk. Using futures and options could lower the
Fund's total return,  and the potential  loss from the use of futures can exceed the  Fund's  initial  investment  in such  contracts.  Also,  the  Fund's use of leverage  may  cause  the  Fund's  portfolio  to be  more  volatile  than if the portfolio had not been leveraged because leverage could exaggerate the effect of any increase or decrease in the value of the securities held by the Fund.

     The Fund sometimes invests in a smaller number of companies. This is called
"focus  investing,"  and will  likely add to Fund  volatility.  It  exposes  the shareholder  to  company-specific  risk, or the risk that  bankruptcy,  or other negative event, of a single company will significantly affect total Fund return.

     Who Should  Invest:  The Fund closed to new  investors on November 21, 2001 when net assets  reached $275  million.  The Adviser  believes that this Fund is more appropriate as a long-term investment (at least five years, but ideally ten years or more)  for  shareholders  who can  accommodate  high  short-term  price volatility.  It may also be  appropriate as a diversifier (a method of spreading risk) of other investments.  It is not an appropriate  investment for short-term investors,  those  trying to time the market,  or those who would panic during a major market or Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has varied on a calendar  year  basis.  The table  shows how the Fund's  average annual returns for various periods compare with those of stock market indexes of large and small companies.  This information is based on past performance.  Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

          [The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         1995     27.10%
         1996     32.20%
         1997     18.27%
         1998     19.28%
         1999    120.62%
         2000     13.58%
         2001    -11.20%
         2002    -18.01%
         2003     53.97%
         2004     12.21%

      Return from 1/1/05 through 9/30/05 was 15.59%.
      Best Quarter: Q4 99, +69.34%          Worst Quarter: Q3 98, -23.28%

                  Average Annual Total % returns as of 12/31/04

--------------------------------------------------------------------------------
Fund / Index                                  1 Year       5 Years     10 Years
--------------------------------------------------------------------------------
Bridgeway Aggressive Investors 1 Fund         12.21%        7.40%       22.26%
   Return Before Taxes
   Return After Taxes on Distributions(1)     12.21%        6.94%       20.80%
   Return After Taxes on Distributions and
      Sale of Fund Shares(1)                   7.94%        6.10%       19.39%
--------------------------------------------------------------------------------
S&P 500 Index (2) (reflects no deductions 10.88%       (2.30%)      12.05%
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
Russell 2000 Index (3) (reflects no           18.33%        6.61%       11.54%
   deductions for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the highest  historical  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes. In certain cases,  the figure  representing  "Return After Taxes on
Distributions  and Sale of Fund Shares" may be higher than other return figures.
A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the  shareholder.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown.  After-tax  returns  shown are not  relevant to investors  who hold their Fund shares  through  tax-deferred  arrangements,  such as 401(k) plans or individual retirement plans.

(2) The S&P 500 Index is a broad-based,  unmanaged measurement of changes in stock market conditions based on the average of 500 common stocks with dividends reinvested. It is not possible to invest directly in an index or average.

(3) The Russell 2000 Index is an unmanaged,  market value weighted index,  which measures  performance  of the 2,000  companies  that are between the 1,000th and
3,000th largest in the market with dividends  reinvested.  It is not possible to invest  directly  in an index or  average.  Past  performance  (before and after taxes) does not guarantee future results.

     Fees and Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                      Aggressive Investors 1 Fund Fee Table

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                               None
  Sales Charge (Load) Imposed on Reinvested Dividends                    None
  Redemption Fees                                                        None
  Exchange Fees                                                          None

  Annual Operating Expenses (1) (expenses deducted from Fund assets)
  Management Fees (see page 63 for more details)                         1.39%
  Distribution (12b-1) [and / or service] Fees (2)                       0.00%
  Other Expenses                                                         0.19%
     Total Annual Fund Operating Expenses                                1.58%
  Fee Waiver (3)                                                         0.00%
     Net Expenses                                                        1.58%
--------------------------------------------------------------------------------

(1) All figures in this table are  expressed as a percentage  of average  annual net assets.

(2) The Adviser pays all distribution (12b-1) fees.

(3) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  1.80%.  Any material  change to this Fund policy would require a vote by shareholders.

     The following example is intended to help you compare the cost of investing in the Fund  with the cost of  investing  in other  mutual  funds.  The  example assumes that you invest  $10,000 in the Fund for the time periods  indicated and then redeem all of your  shares at the end of those  periods.  The example  also assumes  that  your  investment  has a 5% return  each year and that the  Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be approximately:

                   Aggressive Investors 1 Fund Expense Example

--------------------------------------------------------------------------------
                      1 Year         3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
    Expenses           $161            $499            $860           $1,878
--------------------------------------------------------------------------------

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's  financial  performance  for the past five years.  Certain information  reflects  financial  results  for a single  Fund  share.  The total returns in the table  represent the rate that an investor  would have earned (or lost) on an investment in the Fund (assuming  reinvestment  of all dividends and distributions). Information for the year ended June 30, 2005 has been audited by
Briggs,  Bunting  &  Dougherty,  LLP,  whose  report,  along with the Fund's financial statements,  is included in the annual report, which is available from
Bridgeway Funds upon request.

Aggressive Investors 1 Fund
                                                         For the Year Ended June 30,
                                               2005       2004      2003      2002       2001
                                              ------     ------    ------    ------     ------
Per Share Data
  Net asset value, beginning of year          $49.43     $39.94    $36.51    $41.94     $48.99
                                              ------     ------    ------    ------     ------
  Income from investment operations:
      Net investment loss^                     (0.26)     (0.58)    (0.27)    (0.34)     (0.42)
      Net realized and unrealized gain (loss)   7.43      10.07      3.70     (5.09)     (4.21)
                                              ------     ------    ------    ------     ------
           Total from investment operations     7.17       9.49      3.43     (5.43)     (4.63)
                                              ------     ------    ------    ------     ------
  Less distributions to shareholders:
      Net realized gain                         0.00       0.00      0.00      0.00      (2.42)
                                              ------     ------    ------    ------     ------
           Total distributions                  0.00       0.00      0.00      0.00      (2.42)
                                              ------     ------    ------    ------     ------
  Net asset value, end of year                $56.60     $49.43    $39.94    $36.51     $41.94
                                              ======     ======    ======    ======     ======

Total Return                                   14.51%     23.76%     9.40%   (12.95%)    (9.40%)
Ratios & Supplemental Data

  Net assets, end of year ('000's)          $368,886   $353,684  $281,375  $276,876   $257,396
Ratios to average net assets:
  Expenses after waivers and reimbursements     1.58%      1.74%     1.90%     1.81%      1.80%
  Expenses before waivers and reimbursements    1.58%      1.74%     1.90%     1.81%      1.80%
     Net investment loss after
    waivers and reimbursements                 (0.51%)    (1.24%)   (0.81%)   (0.89%)    (0.95%)

      Portfolio turnover rate                  155.0%     150.7%    138.0%    154.0%     109.6%

^    Per share amounts  calculated based on the average daily shares outstanding during the year.

                         The Aggressive Investors 2 Fund
                                      BRAIX

     Investment Objective: The Aggressive Investors 2 Fund (the "Fund") seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk  roughly  equal to that of the stock  market  over  longer periods of time (three  years or more).  The S&P 500 Index,  a  broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 common  stocks with  dividends  reinvested,  serves as a proxy for "stock market" in this objective. The Fund's investment objective may be changed by the
Board of Directors without shareholder approval.

     Principal Investment Strategy:  The Fund invests in a diversified portfolio of common  stocks of companies of any size that are listed on the New York Stock
Exchange,  the  American  Stock  Exchange and NASDAQ.  The Fund  selects  stocks according to proprietary quantitative models that span various investment styles including  both  "growth"  and "value."  Value  stocks are those priced  cheaply relative  to some  financial  measures  of worth.  Growth  stocks  are those the
Adviser  believes have above average  prospects  for economic  growth.  The Fund seeks to achieve the risk objective by investing in stocks that it believes have a  lower  probability  of  decline  in  the  long  term,  though  more  volatile individually  in the short  term.  The Fund may  engage in active  and  frequent
trading,   which  could  result  in  higher  trading  costs,   lower  investment
performance, and, for shareholders in taxable accounts, a higher tax burden. The
Aggressive  Investors  1 Fund has  "right  of first  refusal"  over this Fund to purchase  small-  and  mid-cap  stocks  for which  there is  relatively  limited liquidity. The Fund may also use aggressive investment techniques such as:

     o    leveraging (borrowing up to 50% of its assets from banks),
     o    purchasing  and selling  futures and options on individual  stocks and stock indexes,
     o    entering into short-sale transactions (up to 20% of assets),
     o    investing up to 25% of assets in a single company,
     o    investing  up to 10% of assets in foreign  companies  (currently  only those that trade on American exchanges), and
     o    short-term  trading (buying and selling the same security in less than a three-month timeframe).

     The Fund  sometimes  invests  in a smaller  number of  companies  than many mutual  funds.  Based on ending data for the fiscal years since  inception,  the number of  companies  in the Fund has been between 55 and 65. The top ten stocks have  sometimes  accounted  for almost half of Fund net assets.  It would not be unusual for one or two stocks each to represent 10% or more of Fund holdings.

     Differences Between Aggressive  Investors 2 Fund and Aggressive Investors 1
Fund:  The Aggressive  Investors 2 Fund became  operational on October 31, 2001.
The Aggressive  Investors 1 Fund became operational on August 5, 1994, under the original name Bridgeway  Aggressive Growth Portfolio.  Bridgeway Funds' Board of
Directors  voted to close  Aggressive  Investors 1 Fund to new investors at $275 million in net assets so that it would  remain more  "nimble"  (able to purchase and sell smaller  stocks more quickly or at potentially  more  favorable  prices than would otherwise be possible.)

     The investment  objective of both Funds is identical,  but the execution of the strategy is different. For instance, over the long-term, the Adviser expects
Aggressive Investors 2 Fund to have a lower percentage of net assets invested in smaller stocks,  have lower turnover (less frequent  trading of securities),  be slightly more tax efficient, and be somewhat less volatile. However, the reverse may be true  during  periods  that  Aggressive  Investors  2 Fund has  lower net assets,  such as during the most recent fiscal year. Although this occurrence is infrequent,  Aggressive  Investors 1 Fund will have "right of first  refusal" to purchase  small-  and  mid-cap  stocks  for which  there is  relatively  limited liquidity. This could put Aggressive Investors 2 Fund at a disadvantage relative to Aggressive Investors 1 Fund. In the long term, the Adviser expects Aggressive
Investors 2 Fund to have slightly  lower  volatility  and lower  average  annual return, which could take years to demonstrate,  or may never happen. There is no guarantee of favorable, or even positive returns with either Fund.

     Principal Risk Factors: Shareholders of the Aggressive Investors 2 Fund are
exposed to higher risk than the stock market as a whole and could lose money.

     Because the Fund invests in  companies of any size and because  there are a larger  number  of small  companies,  the Fund  may  bear  the  short-term  risk
(volatility) associated with small companies,  especially in the early stages of an  economic  or  stock  market  downturn.  The Fund  may  also  exhibit  higher volatility due to the use of aggressive investment techniques including futures, options,  and  leverage.  These  techniques  may  magnify the risk of loss in an unfavorable market environment.

     Investments in foreign  companies can be more volatile than  investments in
U.S. companies. Foreign securities have additional risk, including exchange rate changes, political and economic upheaval, the relative lack of information about the companies,  relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

     Individual  short-sale  positions can theoretically  expose shareholders to unlimited  loss,  although the Adviser seeks to mitigate this  potential loss by limiting  a single  short-sale  position  to 2.5% of net  assets  at the time of opening the position.

     The Fund's  use of  futures  and  options  to manage  risk or hedge  market volatility are subject to certain additional risks.  Futures and options may not always be successful hedges,  and their prices can be highly volatile.  They may not always  successfully  manage risk. Using futures and options could lower the
Fund's total return,  and the potential  loss from the use of futures can exceed the  Fund's  initial  investment  in such  contracts.  Also,  the  Fund's use of leverage  may  cause  the  Fund's  portfolio  to be  more  volatile  than if the portfolio had not been leveraged because leverage could exaggerate the effect of any increase or decrease in the value of the securities held by the Fund.

     The Fund sometimes invests in a smaller number of companies. This is called
"focus  investing,"  and will  likely add to Fund  volatility.  It  exposes  the shareholder  to  company-specific  risk, or the risk that  bankruptcy,  or other negative event, of a single company will significantly affect total Fund return.

     Who Should Invest:  The Adviser believes that this Fund is more appropriate as a long-term  investment (at least five years,  but ideally ten years or more)
for shareholders who can accommodate  high short-term price  volatility.  It may also be  appropriate  as a  diversifier  (a method of  spreading  risk) of other investments. It is not an appropriate investment for short-term investors, those trying to time the  market,  or those who would panic  during a major  market or
Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has  varied on a  calendar  year  basis.  The table  below  shows how the Fund's average  annual returns for various  periods  compare with those of stock market indexes  of  large  and  small  companies.  This  information  is  based on past performance. Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

[The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         2002    -19.02%
         2003     44.01%
         2004     16.23%

Return from 1/1/05 through 9/30/05 was 16.58%.
Best Quarter: Q2 03, +30.62%         Worst Quarter: Q3 02, -18.73%

                  Average Annual Total % returns as of 12/31/04

----------------------------------------------------------------------------
Fund / Index                                                    Since
                                                              Inception
                                                 1 Year       (10/31/01)
----------------------------------------------------------------------------
Bridgeway Aggressive Investors 2 Fund            16.23%           11.48%
   Return Before Taxes
   Return After Taxes on Distributions(1)        16.23%           11.48%
   Return After Taxes on Distributions and
      Sale of Fund Shares(1)                     10.55%            9.92%
----------------------------------------------------------------------------
S&P 500 Index (2) (reflects no deductions    10.88%            6.13%
   for fees, expenses or taxes)
----------------------------------------------------------------------------
Russell 2000 Index (3) (reflects no deductions   18.33%           15.66%
   for fees, expenses or taxes)
----------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes. In certain cases,  the figure  representing  "Return After Taxes on
Distributions  and Sale of Fund Shares" may be higher than other return figures.
A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the  shareholder.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown.  After-tax  returns  shown are not  relevant to investors  who hold their Fund shares  through  tax-deferred  arrangements,  such as 401(k) plans or individual retirement plans.

(2) The S&P 500 Index is a broad-based,  unmanaged measurement of changes in stock market conditions based on the average of 500 common stocks with dividends reinvested. It is not possible to invest directly in an index or average.

(3) The Russell 2000 Index is an unmanaged,  market value weighted index,  which measures  performance  of the 2,000  companies  that are between the 1,000th and
3,000th largest in the market with dividends  reinvested.  It is not possible to invest  directly  in an index or  average.

Past performance (before and after taxes) does not guarantee future results.

     Fees and Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                      Aggressive Investors 2 Fund Fee Table

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                               None
  Sales Charge (Load) Imposed on Reinvested Dividends                    None
  Redemption Fees                                                        None
  Exchange Fees                                                          None

  Annual Operating Expenses (1) (expenses deducted from Fund assets)
  Management Fees (see page 63 for more details)                         1.09%
  Distribution (12b-1) [and / or service] Fees (2)                       0.00%
  Other Expenses                                                         0.28%
                                                                        ------
     Total Annual Fund Operating Expenses                                1.37%
  Fee Waiver (3)                                                         0.00%
                                                                        ------
     Net Expenses                                                        1.37%
--------------------------------------------------------------------------------

(1) All figures in this table are  expressed as a percentage  of average  annual net assets.

(2) The Adviser pays all distribution (12b-1) fees.

(3) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  1.75%.  Any material  change to this Fund policy would require a vote by shareholders.

     The following example is intended to help you compare the cost of investing in the Fund  with the cost of  investing  in other  mutual  funds.  The  example assumes that you invest  $10,000 in the Fund for the time periods  indicated and then redeem all of your  shares at the end of those  periods.  The example  also assumes  that  your  investment  has a 5% return  each year and that the  Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be approximately:

                   Aggressive Investors 2 Fund Expense Example

--------------------------------------------------------------------------------
                      1 Year         3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Expenses           $139            $434            $750           $1,646
--------------------------------------------------------------------------------

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's financial performance since inception. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions). Information for the year ended June 30, 2005 has been audited by
Briggs,  Bunting  &  Dougherty,  LLP,  whose  report,  along with the Fund's financial statements,  is included in the annual report, which is available from
Bridgeway Funds upon request.

Aggressive Investors 2 Fund
                                                                                          Period from
                                                        For the Year Ended June 30,   October 31, 2001 to
                                                        2005      2004      2003         June 30, 2002**
                                                       ------    ------    ------     -------------------
Per Share Data
  Net asset value, beginning of period                 $12.75     $10.28    $10.25          $10.00
                                                       ------     ------    ------          ------
  Income from investment operations:
      Net investment loss^                              (0.04)     (0.09)    (0.09)          (0.08)
      Net realized and unrealized gain                   2.01       2.56      0.12            0.33
                                                       ------     ------    ------          ------
           Total from investment operations              1.97       2.47      0.03            0.25
                                                       ------     ------    ------          ------
  Net asset value, end of period                       $14.72     $12.75    $10.28          $10.25
                                                       ======     ======    ======          ======
Total Return                                            15.45%     24.03%     0.29%           2.50%+
Ratios & Supplemental Data
      Net assets, end of period ('000's)             $156,053   $110,395  $22,107          $11,448
      Ratios to average net assets:
         Expenses after waivers and reimbursements       1.37%      1.58%     1.90%           1.90%*
         Expenses before waivers and reimbursements      1.37%      1.58%     1.90%           1.98%*
         Net investment loss after
           waivers and reimbursements                   (0.33%)    (1.13%)   (1.05%)         (1.24%)*

      Portfolio turnover rate                           148.4%     151.5%    143.2%           68.0%*

*    Annualized

**   Commenced operations on October 31, 2001.

+    Total return would have been lower had various fees not been waived  during the period.

^    Per share amounts  calculated based on the average daily shares outstanding during the period.

                            Ultra-Small Company Fund
                                 BRUSX (Closed)

     Investment  Objective:  The Ultra-Small  Company Fund (the "Fund") seeks to
provide  a  long-term  total  return  of  capital,   primarily  through  capital
appreciation.  The Fund's  investment  objective  may be changed by the Board of
Directors without shareholder approval.

     Principal Investment Strategy:  The Fund invests in a diversified portfolio of common stocks of ultra-small companies. "Ultra-small companies" have a market capitalization  the size of the smallest 10% of companies listed on the New York
Stock  Exchange,  although  the  majority  of stocks in this Fund are  listed on
NASDAQ.  On September  30,  2005,  each of the stocks in this group had a market capitalization  of less than $313  million.  Compared to the size  companies  in which most other mutual funds invest,  ultra-small  companies are  spectacularly small. They typically have 10 to 3,000 employees,  produce annual revenues of $5 to $500  million and may be known for just one  product or service.  The Adviser normally invests at least 80% of Fund net assets (plus borrowings for investment purposes)  in  ultra-small  company  stocks based on company size at the time of purchase.  The Adviser  selects  stocks for the Fund  according  to  proprietary quantitative models that span various investment styles,  including "growth" and
"value."  Value  stocks are those  priced  cheaply  relative  to some  financial measures  of worth.  Growth  stocks are those the  Adviser  believes  have above average  prospects  for  economic  growth.  The Fund may  engage in  active  and frequent trading, which results in higher trading costs and, for shareholders in taxable accounts,  a potentially higher tax burden. In addition,  higher trading costs may negatively impact Fund performance.

     The Fund will notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least 80% of its assets in the types of  securities described above.

     Fund  Closing  Commitment:  The Fund is  closed to all  investors.  It will remain  closed to new  investors  unless net assets drop below $27.5 million and the  Bridgeway  Funds'  Board of  Directors  votes to reopen the Fund.  The Fund closed to current  shareholders  on December  10, 2001 when assets  exceeded $55 million.  This size  limitation  is  intended  to keep the Fund  "nimble" in the marketplace,  and to enable the Adviser to purchase and sell stocks more quickly than would otherwise be possible.

     Principal  Risk Factors:  The market price of  ultra-small  company  shares
typically  exhibit  much  greater  volatility  than  large-company   shares  and
significantly  greater volatility than  small-company  shares and even micro-cap company shares. Therefore,  shareholders of this Fund are exposed to higher risk and could lose money.

     Ultra-small companies may:
     o    have  limited   resources  for  expanding  or  surviving  in  a  newly
          competitive environment,
     o    lack depth of management,
     o    have a limited product line, and
     o    be more  sensitive to economic  downturns  than  companies  with large capitalizations.

     The Fund is also subject to the risk that  ultra-small  company stocks will underperform  other kinds of investments for a period of time. This risk is true of any market segment, but ultra-small companies may be more susceptible to this risk  following  their  strong  relative  returns  from  2000 to 2004.  Based on historical data, such periods of underperformance may last six years or more.

     Who  Should  Invest:  The Fund is  closed  to all  investors.  For  current shareholders,  the Adviser believes that this Fund is appropriate as a long-term investment (at least five years, but ideally ten years or more) for shareholders who can  accommodate  very  high  short-term  price  volatility.  It may also be appropriate  as a  diversifier  (a method  of  spreading  risk) for a  portfolio consisting  primarily of large stocks.  It is not an appropriate  investment for short-term investors,  those trying to time the market, or those who would panic during a major market or Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has varied on a calendar  year  basis.  The table  shows how the Fund's  average annual returns for various periods compare with those of a stock market index of ultra-small  companies.  This  information  is based on past  performance.  Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

[The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         1995     39.84%
         1996     29.74%
         1997     37.99%
         1998    -13.11%
         1999     40.41%
         2000      4.75%
         2001     34.00%
         2002      3.98%
         2003     88.57%
         2004     23.33%

Return from 1/1/05 through 9/30/05 was 3.83%.
Best Quarter: Q2 03, +34.50%                      Worst Quarter: Q3 98, -27.21%

                  Average Annual Total % Returns as of 12/31/04
--------------------------------------------------------------------------------
Fund / Index                                    1 Year    5 Years   10 Years
--------------------------------------------------------------------------------
Bridgeway Ultra-Small Company Fund              23.33%    27.68%   26.34%
   Return Before Taxes
   Return After Taxes on Distributions(1)       19.38%    25.18%   23.70%
   Return After Taxes on Distributions and
      Sale of Fund Shares(1)                    19.27%    23.84%   22.73%
--------------------------------------------------------------------------------
CRSP Cap-based Portfolio 10 Index(2) (reflects  18.69%    20.49%   18.24%
   no deductions for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may  differ  from those  shown.  After-tax  returns  shown are not  relevant  to investors who hold their Fund shares through tax-deferred arrangements,  such as
401(k) plans or individual retirement plans.

(2) The CRSP Cap-Based Portfolio 10 Index is an unmanaged index of roughly 1,780 ultra-small  companies  compiled by the Center for Research in Security  Prices, with dividends reinvested.  It is not possible to invest directly in an index or average.

Past performance (before and after taxes) does not guarantee future results.

     Fees and Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                       Ultra-Small Company Fund Fee Table

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                               None
  Sales Charge (Load) Imposed on Reinvested Dividends                    None
  Redemption Fees                                                        None
  Exchange Fees                                                          None

  Annual Operating Expenses (1) (expenses deducted from Fund assets)
  Management Fees                                                        0.90%
  Distribution (12b-1) [and / or service] Fees (2)                       0.00%
  Other Expenses                                                         0.22%
                                                                        ------
     Total Annual Fund Operating Expenses                                1.12%
  Fee Waiver (3)                                                         0.00%
                                                                        ------
     Net Expenses                                                        1.12%
--------------------------------------------------------------------------------

(1) All figures in this table are expressed as a percentage of total net assets.

(2) The Adviser pays all distribution (12b-1) fees.

(3) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  2.00%.  Any material  change to this Fund policy would require a vote by shareholders.

     The following example is intended to help you compare the cost of investing in the Fund  with the cost of  investing  in other  mutual  funds.  The  example assumes that you invest  $10,000 in the Fund for the time periods  indicated and then redeem all of your  shares at the end of those  periods.  The example  also assumes  that  your  investment  has a 5% return  each year and that the  Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be approximately:

                    Ultra-Small Company Fund Expense Example

--------------------------------------------------------------------------------
                     1 Year          3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
    Expenses          $114            $356             $617           $1,363
--------------------------------------------------------------------------------

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's  financial  performance  for the past five years.  Certain information  reflects  financial  results  for a single  Fund  share.  The total returns in the table  represent the rate that an investor  would have earned (or lost) on an investment in the Fund (assuming  reinvestment  of all dividends and distributions). Information for the year ended June 30, 2005 has been audited by
Briggs,  Bunting  &  Dougherty,  LLP,  whose  report,  along with the Fund's financial statements,  is included in the annual report, which is available from
Bridgeway Funds upon request.

Ultra Small Company Fund

                                                         For the Year Ended June 30,
                                                 2005     2004       2003     2002       2001
                                                ------   ------     ------   ------     ------
Per Share Data
  Net asset value, beginning of year            $40.97   $32.93     $28.83   $26.99     $21.59
                                                ------   ------     ------   ------     ------
  Income from investment operations:
      Net investment loss^                       (0.10)   (0.33)     (0.21)   (0.14)     (0.22)
      Net realized and unrealized gain            6.69    13.66       7.99     4.43       5.62
                                                ------   ------     ------   ------     ------
           Total from investment operations       6.59    13.33       7.78     4.29       5.40
                                                ------   ------     ------   ------     ------
  Less distributions to shareholders:
      Net realized gain                          (9.12)   (5.29)     (3.68)   (2.45)      0.00
                                                ------   ------     ------   ------     ------
           Total distributions                   (9.12)   (5.29)     (3.68)   (2.45)      0.00
                                                ------   ------     ------   ------     ------
  Net asset value, end of year                  $38.44   $40.97     $32.93   $28.83     $26.99
                                                ======   ======     ======   ======     ======

Total Return                                     15.37%   40.88%     32.00%   17.04%     25.01%
Ratios & Supplemental Data
      Net assets, end of year ('000's)        $110,634 $101,233    $77,450  $60,809    $51,764
      Ratios to average net assets:
         Expenses                                 1.12%    1.15%      1.29%    1.26%      1.61%
         Net investment loss                     (0.25%)  (0.84%)    (0.82%)  (0.53%)    (0.93%)

      Portfolio turnover rate                     85.9%    71.1%      56.1%   120.6%      57.0%

^    Per share amounts  calculated based on the average daily shares outstanding during the year.

                         Ultra-Small Company Market Fund
                                      BRSIX

     Investment  Objective:  The  Ultra-Small  Company  Market Fund (the "Fund")
seeks to provide a long-term total return of capital,  primarily through capital appreciation.  The Fund's  investment  objective  may be changed by the Board of
Directors without shareholder approval.

     Principal  Investment  Strategy:  The Fund aims to achieve its objective by approximating the total return of the Cap-Based Portfolio 10 Index (the "Index")
published by the University of Chicago's  Center for Research in Security Prices
("CRSP") over longer time periods. The Adviser normally invests more than 80% of
Fund net assets (plus borrowings for investment purposes) in ultra-small company stocks based on company size at the time of purchase. In choosing stocks for the
Fund, the Adviser seeks to match the weighting of market capitalization,  sector representation,  and  financial  characteristics  of the full  index of  stocks.
Ultra-small  companies  are those with a market  capitalization  the size of the smallest  10% of  companies  listed on the New York Stock  Exchange,  although a majority of Index and Fund stocks are traded on NASDAQ.  On September  30, 2005, each of the stocks in this group had a market  capitalization  of less than $313 million.  They are  approximately  one-tenth the size of companies in the widely quoted  Russell 2000 Index,  an unmanaged,  market value weighted  index,  which measures  performance  of the 2,000  companies  that are between the 1,000th and
3,000th  largest in the market with dividends  reinvested.  Compared to the size companies in which most other mutual funds  invest,  ultra-small  companies  are spectacularly  small.  Companies this size typically have 10 to 3,000 employees, produce  annual  revenues of $5 to $500  million,  and may be known for just one product or service.  The  Adviser  also seeks to minimize  the  distribution  of
capital  gains,   within  the  constraints  of  the  investment   objective  and
ultra-small  company focus, by offsetting  capital gains with capital losses. (A capital  gain  occurs  when the Fund  sells a stock at a higher  price  than the purchase  price;  a capital  loss  occurs when the Fund sells a stock at a lower price than the purchase price.) Indeed,  the Fund has only distributed a capital gain in two of the seven years of operations  and each of the two  distributions was less than 1% of net asset value.  Further, the Fund had a positive return in each of the last seven  fiscal  years.  However,  by paying  close  attention to trading costs, the Adviser seeks to conduct its tax management without detriment to the overall  Fund  return.  Therefore,  this Fund may also be an  appropriate investment for shareholders in non-taxable accounts.

     The Fund will notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least 80% of its assets in the types of  securities described above.

     Principal  Risk Factors:  The market price of  ultra-small  company  shares typically  exhibits  much  greater  volatility  than  large-company  shares  and significantly  greater  volatility than small-company and even micro-cap company shares.  Therefore,  shareholders  of this Fund are  exposed to higher  risk and could lose money.

     Ultra-small companies may:
     o    have  limited   resources  for  expanding  or  surviving  in  a  newly
          competitive environment,
     o    lack depth of management,
     o    have a limited product line, and
     o    be more  sensitive to economic  downturns  than  companies  with large capitalizations.

     The Fund is also subject to the risk that  ultra-small  company stocks will underperform  other kinds of investments for a period of time. This risk is true
of  any  market   segment.   Based  on   historical   data,   such   periods  of
underperformance may last six years or more.

     Apart from the risk inherent in investing in ultra-small  companies,  there is risk that the Fund's  total  return may be lower than the total return of the
Index that the Fund seeks to  approximate.  The actual return of this Fund could be lower than the Index for one or more of four reasons:

     o    operating expenses cut into returns,
     o    transaction costs reduce returns,
     o    the Fund does not own all of the roughly 1,800 companies that comprise the Index, and
     o    the Fund's tax  management  strategy  could  someday  result in higher trading  costs,  or a  divergence  between the makeup of the Index and that of the Fund.

     Who Should Invest:  The Adviser believes that this Fund is appropriate as a long-term  investment  (at least five years,  but ideally ten years or more) for shareholders who can accommodate very high short-term price  volatility.  It may also be  appropriate  as a  diversifier  (a  method  of  spreading  risk)  for a portfolio  consisting  primarily of large stocks. It may also be appropriate for investors in both taxable and  non-taxable  accounts.  It is not an  appropriate investment for short-term  investors,  those trying to time the market, or those who would panic during a major market or Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has varied on a calendar  year  basis.  The table  shows how the Fund's  average annual returns for various periods compare with those of a stock market index of ultra-small  companies.  This  information  is based on past  performance.  Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

[The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         1998     -1.81%
         1999     31.49%
         2000      0.67%
         2001     23.98%
         2002      4.90%
         2003     79.43%
         2004     20.12%

Return from 1/1/05 through 9/30/05 was 1.13%.
Best Quarter: Q2 03, +30.87%          Worst Quarter: Q3 98, -22.85%

                  Average Annual Total % Returns as of 12/31/04

----------------------------------------------------------------------------------
Fund / Index                                                            Since
                                                                      Inception
                                              1 Year      5 Years     (7/31/97)
----------------------------------------------------------------------------------
Bridgeway Ultra-Small Company Market Fund       20.12%       23.06%     18.97%
   Return Before Taxes
   Return After Taxes on Distributions(1)       19.91%       22.92%     18.89%
   Return After Taxes on Distributions and
      Sale of Fund Shares(1)                    13.28%       20.50%     17.09%
----------------------------------------------------------------------------------
CRSP Cap-based Portfolio 10 Index (2)
(reflects no deductions for fees, expenses
or taxes)                                       18.69%       20.49%     17.02%
----------------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may  differ  from those  shown.  After-tax  returns  shown are not  relevant  to investors who hold their Fund shares through tax-deferred arrangements,  such as
401(k) plans or individual retirement plans.

(2) The CRSP Cap-Based Portfolio 10 Index is an unmanaged index of roughly 1,780 ultra-small  companies  compiled by the Center for Research in Security  Prices, with dividends reinvested.  It is not possible to invest directly in an index or average.

Past performance (before and after taxes) does not guarantee future results.

     Fees and Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                  Ultra-Small Company Market Fund Fee Table (1)

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                               None
  Sales Charge (Load) Imposed on Reinvested Dividends                    None
  Redemption Fees (2)                                              0.00% - 4.00%
  Exchange Fees                                                          None

  Annual Operating Expenses (expenses deducted from Fund assets)
  Management Fees                                                        0.50%
  Distribution (12b-1) [and / or service] Fees (3)                       0.00%
  Other Expenses                                                         0.23%
                                                                        ------
     Total Annual Fund Operating Expenses                                0.73%
  Fee Waiver (4)                                                         0.00%
                                                                        ------
     Net Expenses                                                        0.73%
--------------------------------------------------------------------------------

(1) All figures in this table are  expressed as a percentage  of average  annual net assets.

(2) A 2% redemption  reimbursement  fee may be charged for redemptions in a down market  (See  page 24 for  details).  Separately,  a 2%  redemption  fee will be charged for shares held less than six months,  except that such  redemption  fee will not be  charged to  investors  holding  shares in certain  omnibus or other institutional accounts or savings plans or on transactions redeemed in kind.

(3) The Adviser pays all distribution (12b-1) fees.

(4) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  0.75%.  Any material  change to this Fund policy would require a vote by shareholders.

     The following example is intended to help you compare the cost of investing in the Fund  with the cost of  investing  in other  mutual  funds.  The  example assumes that you invest  $10,000 in the Fund for the time periods  indicated and then redeem all of your  shares at the end of those  periods.  The example  also assumes  that  your  investment  has a 5% return  each year and that the  Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be approximately:

               Ultra-Small Company Market Fund Expense Example(1)

--------------------------------------------------------------------------------
                      1 Year         3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
     Expenses          $75             $233            $406            $906
--------------------------------------------------------------------------------

(1) This fee table is based on last year's  expenses.  If a shareholder  redeems within  six  months  of  purchase,  he will  pay an  additional  $204  in  early redemption fees.  Separately,  if a shareholder redeems in a down market and the
Board of Directors  vote to impose a redemption  fee, the expenses will be $283,
$460, $652, and $1,210.

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's  financial  performance  for the past five years.  Certain information  reflects  financial  results  for a single  Fund  share.  The total returns in the table  represent the rate that an investor  would have earned (or lost) on an investment in the Fund (assuming  reinvestment  of all dividends and distributions). Information for the year ended June 30, 2005 has been audited by
Briggs,  Bunting  &  Dougherty,  LLP,  whose  report,  along with the Fund's financial statements,  is included in the annual report, which is available from
Bridgeway Funds upon request.

Ultra Small Company Market Fund

                                                                  For the Year Ended June 30,
                                                         2005      2004      2003      2002       2001
                                                        ------    ------    ------    ------     ------

Per Share Data
  Net asset value, beginning of year                   $16.14    $10.98     $8.70     $7.22      $6.62
                                                       ------    ------    ------    ------     ------
  Income  from investment operations:
      Net investment income (loss)^                      0.02      0.02     (0.03)     0.00       0.05
      Net realized and unrealized gain                   0.97      5.16      2.31      1.49       0.59
                                                       ------    ------    ------    ------     ------
           Total from investment operations              0.99      5.18      2.28      1.49       0.64
                                                       ------    ------    ------    ------     ------

  Less distributions to shareholders:
      Net investment income                             (0.03)     0.00      0.00     (0.01)     (0.04)
      Net realized gain                                 (0.15)    (0.04)     0.00      0.00       0.00
                                                       ------    ------    ------    ------     ------
           Total distributions                          (0.18)    (0.04)     0.00     (0.01)     (0.04)
                                                       ------    ------    ------    ------     ------
  Paid-in-capital from redemption fees                   0.01      0.02      0.00      0.00       0.00
                                                       ------    ------    ------    ------     ------
  Net asset value, end of year                         $16.96    $16.14    $10.98     $8.70      $7.22
                                                       ======    ======    ======    ======     ======

Total Return                                             6.12%    47.41%    26.21%+   20.70%+     9.80%+
Ratios & Supplemental Data
      Net assets, end of year ('000's)               $593,883  $816,748  $312,041   $68,824     $9,078
      Ratios to average net assets:
         Expenses after waivers and reimbursements       0.73%     0.67%     0.75%     0.75%      0.75%
         Expenses before waivers and reimbursements      0.73%     0.67%     0.85%     1.01%      1.61%
         Net investment income (loss) after
           waivers and reimbursements                    0.15%     0.11%    (0.14%)   (0.05%)     0.77%

      Portfolio turnover rate                            13.0%     19.4%     17.7%     55.8%     215.0%

+    Total return would have been lower had various fees not been waived  during the year.

^    Per share amounts  calculated based on the average daily shares outstanding during the year.

     Ultra-Small  Company Market Fund  Redemption  Fee: This Fund is best suited for investors who intend to be long-term  shareholders.  Shareholders who redeem frequently  or in the  height  of a  market  downturn  increase  costs  for  the remaining shareholders.  Shareholders who redeem within six months of a purchase will  automatically  incur a 2% redemption  fee, except that such redemption fee will not be  charged to  investors  holding  shares in certain  omnibus or other institutional  accounts or savings  plans or on  transactions  redeemed in kind.
This redemption fee accrues to the Fund itself, not to the Adviser.

In addition, the Bridgeway Funds Board of Directors reserves the right to impose a  2%  redemption  fee  any  time  the  S&P  500  Index  (without  dividends reinvested)  has  declined  more than 5%  cumulatively  over the  previous  five trading days. For example,  if the S&P 500 Index,  a broad-based,  unmanaged measurement  of changes in stock market  conditions  based on the average of 500 common stocks with dividends reinvested,  were down more than 5% from the market close Tuesday  through the market close on the following  Monday,  the Board may impose  the  redemption  reimbursement  fee for  shareholders  who  receive  the following Tuesday's net asset value. This potential  redemption fee also accrues to the Fund itself, not to the Adviser.

     Implementation  of the potential fee will be  communicated  to shareholders both on Bridgeway Funds' website, www.bridgeway.com, and the outgoing message of its phone system  (800-661-3550).  The Adviser will  typically make at least one attempt to contact  shareholders who send their redemptions in writing to inform them of the fee and to give them the option of rescinding the redemption.

                             Micro-Cap Limited Fund
                         BRMCX (Closed to New Investors)

     Investment  Objective:  The  Micro-Cap  Limited Fund (the "Fund")  seeks to
provide  a  long-term  total  return  of  capital,   primarily  through  capital
appreciation.  The Fund's  investment  objective  may be changed by the Board of
Directors without shareholder approval.

     Principal Investment Strategy:  The Fund invests in a diversified portfolio of common stocks of micro-cap companies.  "Micro-cap" companies are those with a market  capitalization  the size of the second and third  smallest  10% of those listed on the New York Stock  Exchange,  although  a majority  of stocks in this
Fund are listed on NASDAQ rather than the New York Stock Exchange.  On September
30, 2005, each of the stocks in this group had a market  capitalization  between
$313 and $961 million. Compared to the size companies in which most other mutual funds invest,  micro-cap  companies are very small.  They are smaller than small cap but larger than ultra small. Companies this size typically have 100 to 9,000 employees,  produce annual revenues of $30 million to $1.5 billion annually, and may be known for just one product or service.  The Adviser  normally  invests at least 80% of Fund net  assets  (plus  borrowings  for  investment  purposes)  in micro-cap company stocks based on company size at time of purchase.  The Adviser selects stocks for the Fund according to  proprietary  quantitative  models that span various  investment  styles,  including  both  "growth" and "value."  Value stocks are those priced cheaply  relative to some  financial  measures of worth.
Growth stocks are those the Adviser  believes  have above average  prospects for economic  growth.  The Fund may engage in active  and  frequent  trading,  which results in higher trading costs and, for  shareholders  in taxable  accounts,  a higher tax burden.

     The Fund will notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least 80% of its assets in the types of  securities described above.

     Fund  Closing  Commitment:  The Fund is  closed to new  investors.  It will remain  closed to new  investors  unless net assets drop below $27.5 million and the Bridgeway  Funds Board of Directors  votes to re-open the Fund. This feature is crucial to the Fund's  "focus" of investing in a smaller number of companies.
Closing  at a very  low  level  of  assets  is also  intended  to keep  the Fund
"nimble,"  enabling  the  Adviser to  purchase  and sell  micro-cap  stocks more quickly than would otherwise be possible.

     Principal  Risk  Factors:  The market price of micro-cap  shares  typically exhibit much greater volatility (risk) than  large-company  shares. In addition, the Fund is focused on a smaller number of companies, which will also likely add to Fund volatility.  Therefore,  shareholders of this Fund are exposed to higher risk and could lose money.

     Micro-cap companies may:
     o    have  limited   resources  for  expanding  or  surviving  in  a  newly
          competitive environment,
     o    lack depth of management,
     o    have a limited product line, and
     o    be more  sensitive to economic  downturns  than  companies  with large capitalizations.

     The Fund is also  subject to the risk that  micro-cap  company  stocks will underperform  other kinds of investments for a period of time. This risk is true
of  any  market   segment.   Based  on   historical   data,   such   periods  of
underperformance may last six years or more.

     For  current  shareholders,  the  Adviser  believes  that this Fund is more appropriate  as a long-term  investment  (at least five  years,  but ideally ten years or more) for  shareholders  who can accommodate very high short-term price volatility.  It may also be  appropriate as a diversifier (a method of spreading risk)  to a  portfolio  consisting  primarily  of  large  stocks.  It is  not an appropriate  investment  for  short-term  investors,  those  trying  to time the market, or those who would panic during a major market or Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has varied  from year to year.  The table  shows how the Fund's  average  annual returns  for  various  periods  compare  with those of a stock  market  index of micro-cap  companies.  This  information  is  based  on past  performance.  Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

[The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         1999     49.55%
         2000      6.02%
         2001     30.20%
         2002    -16.61%
         2003     66.97%
         2004      9.46%

Return from 1/1/05 through 9/30/05 was 22.71%.
Best Quarter: Q4 98, 41.58%         Worst Quarter: Q3 98, -24.00%

                  Average Annual Total % Returns as of 12/31/04

--------------------------------------------------------------------------------
  Fund / Index                                                   Since Inception
                                                1 Year  5 Years    (6/30/98)
--------------------------------------------------------------------------------
  Bridgeway Micro-Cap Limited Fund
   Return Before Taxes                           9.46%  16.04%        20.62%
   Return After Taxes on Distributions(1)        5.23%  13.60%        18.35%
   Return After Taxes on Distributions and
      Sale of Fund Shares(1)                     8.12%  12.91%        17.29%
--------------------------------------------------------------------------------
CRSP Cap-based Portfolio 9 Index(2)             15.11%  12.32%        12.86%
   (reflects no deductions for fees, expenses
or taxes)
--------------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may  differ  from those  shown.  After-tax  returns  shown are not  relevant  to investors who hold their Fund shares through tax-deferred arrangements,  such as
401(k) plans or individual retirement plans.

(2) The CRSP  Cap-Based  Portfolio 9 Index is an unmanaged  index of roughly 693 micro-cap companies compiled by the Center for Research in Security Prices, with dividends  reinvested.  It is not  possible  to invest  directly  in an index or average.

Past performance (before and after taxes) does not guarantee future results.

     Fees and Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                        Micro-Cap Limited Fund Fee Table

-------------------------------------------------------------------------------
  Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                             None
  Sales Charge (Load) Imposed on Reinvested Dividends                  None
  Redemption Fees                                                      None
  Exchange Fees                                                        None

  Annual Operating Expenses (1) (expenses deducted from Fund assets)
  Management Fees (see page 63 for more details)                      1.45%
  Distribution (12b-1) [and / or Service] Fees (2)                    0.00%
  Other Expenses                                                      0.30%
                                                                     ------
     Total Annual Fund Operating Expenses                             1.75%
  Fee Waiver (3)                                                      0.00%
                                                                     ------
     Net Expenses                                                     1.75%
-------------------------------------------------------------------------------

(1) All figures in this table are  expressed as a percentage  of average  annual net assets.

(2) The Adviser pays all distribution (12b-1) fees.

(3) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  1.85%.  Any material  change to this Fund policy would require a vote by shareholders.

     The following example is intended to help you compare the cost of investing in the Fund  with the cost of  investing  in other  mutual  funds.  The  example assumes that you invest  $10,000 in the Fund for the time periods  indicated and then redeem all of your  shares at the end of those  periods.  The example  also assumes  that  your  investment  has a 5% return  each year and that the  Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be approximately:

                     Micro-Cap Limited Fund Expense Example

-------------------------------------------------------------------------------
                      1 Year          3 Years         5 Years         10 Years
-------------------------------------------------------------------------------
     Expenses          $178            $551            $949           $2,062
-------------------------------------------------------------------------------

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's  financial  performance  for the past five years.  Certain information  reflects  financial  results  for a single  Fund  share.  The total returns in the table  represent the rate that an investor  would have earned (or lost) on an investment in the Fund (assuming  reinvestment  of all dividends and distributions). Information for the year ended June 30, 2005 has been audited by
Briggs,  Bunting  &  Dougherty,  LLP,  whose  report,  along with the Fund's financial statements,  is included in the annual report, which is available from
Bridgeway Funds upon request.

Micro Cap Limited Fund

                                                               For the Year Ended June 30,
                                                       2005     2004    2003     2002     2001

Per Share Data
      Net asset value, beginning of year             $10.75    $9.36  $10.19    $9.92    $7.86
                                                     ------   ------  ------   ------   ------
  Income from investment operations:
      Net investment loss^                            (0.13)   (0.17)  (0.11)   (0.12)   (0.05)
      Net realized and unrealized gain                 2.45     2.49    0.01     0.87     2.53
                                                     ------   ------  ------   ------   ------
           Total from investment operations            2.32     2.32   (0.10)    0.75     2.48
                                                     ------   ------  ------   ------   ------
  Less distributions to shareholders:
      Net realized gain                               (1.98)   (0.93)  (0.73)   (0.48)   (0.42)
                                                     ------   ------  ------   ------   ------
           Total distributions                        (1.98)   (0.93)  (0.73)   (0.48)   (0.42)
                                                     ------   ------  ------   ------   ------
  Net asset value, end of year                       $11.09   $10.75   $9.36   $10.19    $9.92
                                                     ======   ======  ======   ======   ======

Total Return                                          22.94%   24.30%   0.93%+   8.09%+  33.64%+
Ratios & Supplemental Data
      Net assets, end of year ('000's)              $66,637  $57,750 $56,422  $57,885  $51,451
      Ratios to average net assets:
         Expenses after waivers and reimbursements     1.75%    1.79%   1.90%    1.90%    1.90%
         Expenses before waivers and reimbursements    1.75%    1.79%   2.13%    1.94%    2.09%
         Net investment loss after
            waivers and reimbursements                (1.27%)  (1.50%) (1.35%)  (1.22%)  (0.62%)

      Portfolio turnover rate                          87.1%    98.2%   99.1%   124.0%    74.3%

+    Total return would have been lower had various fees not been waived  during the year.

^    Per share amounts  calculated based on the average daily shares outstanding during the year.

                              Small-Cap Growth Fund
                                      BRSGX

     Investment  Objective:  The  Small-Cap  Growth Fund (the  "Fund")  seeks to
provide   long-term   total  return  of  capital,   primarily   through  capital
appreciation.  The Fund's  investment  objective  may be changed by the Board of
Directors without shareholder approval.

     Principal Investment Strategy:  The Fund invests in a diversified portfolio of small  stocks that are listed on the New York Stock  Exchange,  the  American
Stock  Exchange and NASDAQ.  Bridgeway  Funds  defines  "small  stocks" as those companies  smaller  than the  largest 500 U.S.  companies  as measured by market capitalization  (stock  market  worth).  As of September  30, 2005,  each of the stocks in this group had a market capitalization of less than $4.65 billion. The median  company size in the Bridgeway  small-cap  universe was $522.14  million.
Growth stocks are those the Adviser  believes  have above average  prospects for economic growth. The Adviser selects stocks within the small-cap growth category for the Fund according to proprietary  quantitative models. The Adviser normally invests  more  than 80% of Fund  net  assets  (plus  borrowings  for  investment purposes)  in stocks from among those in the  small-cap  growth  category at the time of purchase, although such policy is non-fundamental.  However, the Adviser will not necessarily sell a stock if it "migrates" to a different category after purchase.

     While the Fund is actively  managed for  long-term  return of capital,  the
Adviser  seeks  to  minimize  capital  gains  distributions  as  part  of a  tax management  strategy.  For example, the Adviser tracks tax lots and periodically harvests  tax losses to offset  capital  gains from stock sales or  mergers.  (A capital  gain  occurs  when the Fund  sells a stock at a higher  price  than the purchase  price;  a capital  loss  occurs when the Fund sells a stock at a lower price than the purchase  price.) The  successful  application  of this method is intended  to result in a more  tax-efficient  fund than would  otherwise  be the case.

     Excluding  turnover  related to tax  management,  this Fund should normally have lower  turnover  and be more stable in  composition  than some of Bridgeway
Funds' most  aggressively  managed  equity funds  (Aggressive  Investors 1 Fund,
Aggressive  Investors 2 Fund,  Micro-Cap  Limited Fund and  Ultra-Small  Company
Fund).

     The Fund will notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least 80% of its assets in the types of  securities described above.

     Principal  Risk  Factors:  Shareholders  of the  Small-Cap  Growth Fund are
exposed to significant stock market risk (volatility) and could lose money.

     Small-cap stocks have historically exhibited more volatility than large-cap stocks. The Fund is subject to the risk that it will underperform other kinds of investments  for a period of time,  especially  in a market  downturn.  Based on historical data, such periods of  underperformance  may last three to five years or more.  Since  small-cap  value  stocks as a group have had  unusually  strong performance over the last five to six years, the Adviser feels this risk of Fund underperformance versus the broader market is stronger than usual.

     Since growth stocks have historically  exhibited more volatility than value stocks  over  longer time  horizons,  the Fund is also  subject to the risk that growth stocks will underperform other kinds of investments for a period of time, especially in a market downturn.

     If too many  small  companies  in the Fund  outgrow  the  Fund's  small-cap mandate or if the Fund experiences extensive redemptions, the Adviser might need to sell some  companies,  which  could  create  capital  gains.  There can be no guarantee that the Fund may not someday  distribute  substantial  capital gains, although the Adviser strongly intends to avoid them.

     Who Should Invest:  The Adviser  believes that the Fund is more appropriate as a long-term  investment (at least 5 years,  but ideally 10 years or more) for
investors   who  want   exposure   to  small,   growth-oriented   stocks  in  an
actively-managed  fund while incurring low costs and minimizing  taxable capital gains income.  It is not an appropriate  investment  for  short-term  investors, those trying to time the market,  or those who would panic during a major market or Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has varied  from year to year.  The table  shows how the Fund's  average  annual returns  for  various  periods  compare  with those of a stock  market  index of micro-cap  companies.  This  information  is  based  on past  performance.  Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

[The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         2004     11.59%

Return from 1/1/05 through 9/30/05 was 14.49%.
Best Quarter: Q4  04, 16.46%                        Worst Quarter: Q3 04, -9.23%

                  Average Annual Total % Returns as of 12/31/04

--------------------------------------------------------------------------------
  Fund / Index                                                Since Inception
                                                 1 Year          (10/31/03)
--------------------------------------------------------------------------------
  Bridgeway Small-Cap Growth Fund
   Return Before Taxes                           11.59%          12.39%
   Return After Taxes on Distributions(1)        11.59%          12.39%
   Return After Taxes on Distributions and
      Sale of Fund Shares(1)                      7.53%          10.54%
--------------------------------------------------------------------------------
Russell 2000 Growth Index(2)
   (reflects no deductions for fees, expenses
    or taxes)                                    14.31%          15.71%
--------------------------------------------------------------------------------
Lipper Small-Cap Growth Index(3)
   (reflects no deductions for fees, expenses
    or taxes)                                    10.79%          11.80%
--------------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may  differ  from those  shown.  After-tax  returns  shown are not  relevant  to investors who hold their Fund shares through tax-deferred arrangements,  such as
401(k) plans or individual retirement plans.

(2) The Russell 2000 Growth Index is an unmanaged index which consists of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

(3)  The  Lipper   Small-Cap   Growth  Index  is  an  index  of   small-company,
growth-oriented  funds  compiled by Lipper,  Inc.  It is not  possible to invest directly  in an  index.

Past performance (before and after taxes) does not guarantee future results.

     Fees and Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                         Small-Cap Growth Fund Fee Table

--------------------------------------------------------------------------------
  Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                          None
  Sales Charge (Load) Imposed on Reinvested Dividends               None
  Redemption Fees                                                   None
  Exchange Fees                                                     None

  Annual Operating Expenses (1) (expenses deducted from Fund assets)
  Management Fees (see page 63 for more details)                    0.60%
  Distribution (12b-1) [and/or Service] Fees (2)                    0.00%
  Other Expenses                                                    0.48%
                                                                   ------
     Total Operating Expenses                                       1.08%
  Fee Waiver (3)                                                   (0.14%)
                                                                   ------
     Net Expenses                                                   0.94%
--------------------------------------------------------------------------------

(1) All figures in this table are  expressed as a percentage  of average  annual net assets.

(2) The Adviser pays all distribution (12b-1) fees.

(3) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  0.94%.  Any material  change to this Fund policy would require a vote by shareholders.

The  following  example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example  assumes that you invest  $10,000  in the Fund for the time  periods  indicated  and then redeem all of your shares at the end of those periods.  The example also assumes that your  investment  has a 5% return  each year and that the Fund's  operating expenses  remain the same.  Although  your actual  costs may be higher or lower, based on these assumptions your costs would be approximately:

                      Small-Cap Growth Fund Expense Example

--------------------------------------------------------------------------------
                      1 Year         3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
    Expenses           $96             $330            $582           $1,305
--------------------------------------------------------------------------------

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's financial performance since inception. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions). Information for the year ended June 30, 2005 has been audited by
Briggs,  Bunting  &  Dougherty,  LLP,  whose  report,  along with the Fund's financial statements,  is included in the annual report, which is available from
Bridgeway Funds upon request.

Small Cap Growth Fund

Class N***                                       Year Ended      For the Period
                                                  June 30,     October 31, 2003 to
                                                    2005         June 30, 2004**
                                                 ---------     -------------------
Per Share Data
  Net asset value, beginning of period              $10.84            $10.00
                                                    ------            ------

  Income (loss) from investment operations:
      Net investment loss^                           (0.07)            (0.05)
      Net realized and unrealized gain                1.31              0.89
                                                    ------            ------
           Total from investment operations           1.24              0.84
                                                    ------            ------
  Net asset value, end of period                    $12.08            $10.84
                                                    ======            ======

Total Return+                                        11.44%             8.40%
Ratios & Supplemental Data
      Net assets, end of period ('000's)           $55,704           $37,968
      Ratios to average net assets:
         Expenses after waivers and reimbursements    0.94%             0.94%*
         Expenses before waivers and reimbursements   1.08%             1.25%*
         Net investment loss after
           waivers and reimbursements                (0.68%)           (0.74%)*

      Portfolio turnover rate                         51.3%             16.6%

*    Annualized

**   Commenced operations on October 31, 2003.

***  Effective June 27, 2005,  Class R shares of the Fund converted into Class N shares.

+    Total return would have been lower had various fees not been waived  during the period.

^    Per share amounts  calculated based on the average daily shares outstanding during the period.

                              Small-Cap Value Fund
                                      BRSVX

     Investment  Objective:  The  Small-Cap  Value  Fund (the  "Fund")  seeks to
provide   long-term   total  return  of  capital,   primarily   through  capital
appreciation.  The Fund's  investment  objective  may be changed by the Board of
Directors without shareholder approval.

     Principal Investment Strategy:  The Fund invests in a diversified portfolio of small  stocks that are listed on the New York Stock  Exchange,  the  American
Stock  Exchange,  and NASDAQ.  Bridgeway  Funds defines  "small stocks" as those companies  smaller  than the  largest 500 U.S.  companies  as measured by market capitalization  (stock  market  worth).  As of September  30, 2005,  each of the stocks in this group had a market capitalization of less than $4.65 billion. The median  company size in the Bridgeway  small-cap  universe was $522.14  million.
Value stocks are those the Adviser  believes are priced cheaply relative to some financial  measures of worth,  such as the ratio of price to earnings,  price to sales,  or price to cash flow.  The Adviser  selects stocks within the small-cap value category for the Fund according to proprietary  quantitative  models.  The
Adviser  normally  invests more than 80% of Fund net assets (plus borrowings for investment  purposes) in stocks from among those in the small-cap value category at the time of purchase,  although such policy is non-fundamental.  However, the
Adviser  will not  necessarily  sell a stock  if it  "migrates"  to a  different category after purchase.

     While the Fund is actively  managed for long-term  total return of capital, the  Adviser  seeks to minimize  capital  gains  distributions  as part of a tax management  strategy.  For example, the Adviser tracks tax lots and periodically harvests  tax losses to offset  capital  gains from stock sales or  mergers.  (A capital  gain  occurs  when the Fund  sells a stock at a higher  price  than the purchase  price;  a capital  loss  occurs when the Fund sells a stock at a lower price than the purchase  price.) The  successful  application  of this method is intended  to result in a more  tax-efficient  fund than would  otherwise  be the case.

     Excluding  turnover  related to tax  management,  this Fund should normally have lower  turnover  and be more stable in  composition  than some of Bridgeway
Funds' most  aggressively  managed  equity funds  (Aggressive  Investors 1 Fund,
Aggressive  Investors 2 Fund,  Micro-Cap  Limited Fund, and Ultra-Small  Company
Fund.)

     The Fund will notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least 80% of its assets in the types of  securities described above.

     Principal  Risk  Factors:  Shareholders  of the  Small-Cap  Value  Fund are
exposed to above average stock market risk (volatility) and could lose money.

     Small-cap stocks have historically exhibited more volatility than large-cap stocks. The Fund is subject to the risk that it will underperform other kinds of investments  for a period of time,  especially  in a market  downturn.  Based on historical data, such periods of  underperformance  may last three to five years or more.  Since  small-cap  value  stocks as a group have had  unusually  strong performance over the last five to six years, the Adviser feels this risk of Fund underperformance versus the broader market is stronger than usual.

     Although  value stocks have  historically  exhibited less  volatility  than growth companies over longer timeframes, this trend is not true in every shorter period.  This  might not be true in the  future  and is  unlikely  to offset the additional volatility associated with small-cap stocks in general.

     If too many  small  companies  in the Fund  outgrow  the  Fund's  small-cap mandate or if the Fund experiences extensive redemptions, the Adviser might need to sell some  companies,  which  could  create  capital  gains.  There can be no guarantee that the Fund may not someday  distribute  substantial  capital gains, although the Adviser strongly intends to avoid them.

     Who Should Invest:  The Adviser believes that this Fund is more appropriate as a long-term  investment (at least 5 years,  but ideally 10 years or more) for
investors   who  want   exposure   to   small,   value-oriented   stocks  in  an
actively-managed  fund, while incurring low costs and minimizing taxable capital gains income.  It is not an appropriate  investment  for  short-term  investors, those trying to time the market,  or those who would panic during a major market or Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has varied  from year to year.  The table  shows how the Fund's  average  annual returns  for  various  periods  compare  with those of a stock  market  index of micro-cap  companies.  This  information  is  based  on past  performance.  Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

[The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         2004     17.33%

Return from 1/1/05 through 9/30/05 was 16.76%.
Best Quarter: Q4 04, 16.20%                         Worst Quarter: Q2 04, -1.51%

                  Average Annual Total % Returns as of 12/31/04

--------------------------------------------------------------------------------
  Fund / Index                                                Since Inception
                                                1 Year           (10/31/03)
--------------------------------------------------------------------------------
  Bridgeway Small-Cap Value Fund
   Return Before Taxes                          17.33%           17.32%
   Return After Taxes on Distributions(1)       17.33%           17.32%
   Return After Taxes on Distributions and
      Sale of Fund Shares(1)                    11.27%           14.75%
--------------------------------------------------------------------------------
Russell 2000 Value Index(2)
   (reflects no deductions for fees, expenses
    or taxes)                                   22.25%           26.47%
--------------------------------------------------------------------------------
Lipper Small-Cap Value Index(3)
   (reflects no deductions for fees, expenses
    or taxes)                                   20.65%           25.64%
--------------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may  differ  from those  shown.  After-tax  returns  shown are not  relevant  to investors who hold their Fund shares through tax-deferred arrangements,  such as
401(k) plans or individual retirement plans.

(2) The Russell 2000 Value Index is an unmanaged  index which consists of stocks in the Russell 2000 Index with lower  price-to-book  ratios and lower forecasted growth values. It is not possible to invest directly in an index.

(3)  The  Lipper   Small-Cap   Value   Index  is  an  index  of   small-company,
value-oriented  funds  compiled  by Lipper,  Inc.  It is not  possible to invest directly  in an  index.

Past performance (before and after taxes) does not guarantee future results.

     Fees and Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                         Small-Cap Value Fund Fee Table

--------------------------------------------------------------------------------
  Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                             None
  Sales Charge (Load) Imposed on Reinvested Dividends                  None
  Redemption Fees                                                      None
  Exchange Fees                                                        None

  Annual Operating Expenses (1) (expenses deducted from Fund assets)
  Management Fees (see page 63 for more details)                       0.60%
  Distribution (12b-1) [and/or Service] Fees (2)                       0.00%
  Other Expenses                                                       0.47%
                                                                      ------
     Total Operating Expenses                                          1.07%
  Fee Waiver (3)                                                      (0.13%)
                                                                      ------
     Net Expenses                                                      0.94%
--------------------------------------------------------------------------------

(1) All figures in this table are  expressed as a percentage  of average  annual net assets.

(2) The Adviser pays all distribution (12b-1) fees.

(3) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  0.94%.  Any material  change to this Fund policy would require a vote by shareholders.

     The following example is intended to help you compare the cost of investing in the Fund  with the cost of  investing  in other  mutual  funds.  The  example assumes that you invest  $10,000 in the Fund for the time periods  indicated and then redeem all of your  shares at the end of those  periods.  The example  also assumes  that  your  investment  has a 5% return  each year and that the  Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be approximately:

                      Small-Cap Value Fund Expense Example

--------------------------------------------------------------------------------
                      1 Year         3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
    Expenses           $96             $327            $578           $1,294
--------------------------------------------------------------------------------

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's financial performance since inception. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions). Information for the year ended June 30, 2005 has been audited by
Briggs,  Bunting  &  Dougherty,  LLP,  whose  report,  along with the Fund's financial statements,  is included in the annual report, which is available from
Bridgeway Funds upon request.

Small Cap Value Fund

Class N***                                         Year Ended       For the Period
                                                    June 30,      October 31, 2003 to
                                                      2005          June 30, 2004**
                                                   ----------     -------------------
Per Share Data
  Net asset value, beginning of period                $10.46             $10.00
                                                      ------             ------
  Income from investment operations:
      Net investment loss^                             (0.02)             (0.03)
      Net realized and unrealized gain                  2.34               0.49
                                                      ------             ------
           Total from investment operations             2.32               0.46
                                                      ------             ------
  Net asset value, end of period                      $12.78             $10.46
                                                      ======             ======

Total Return+                                          22.18%              4.60%
Ratios & Supplemental Data
      Net assets, end of period ('000's)             $68,545            $28,193
      Ratios to average net assets:
         Expenses after waivers and reimbursements      0.94%              0.94%*
         Expenses before waivers and reimbursements     1.07%              1.49%*
         Net investment loss after
           waivers and reimbursements                  (0.32%)            (0.42%)*

      Portfolio turnover rate                           57.0%              20.5%

*    Annualized

**   Commenced operations on October 31, 2003.

***  Effective June 27, 2005,  Class R shares of the Fund converted into Class N shares.

+    Total return would have been lower had various fees not been waived  during the period.

^    Per share amounts  calculated based on the average daily shares outstanding during the period.

                              Large-Cap Growth Fund
                                      BRLGX

     Investment  Objective:  The  Large-Cap  Growth Fund (the  "Fund")  seeks to
provide   long-term   total  return  of  capital,   primarily   through  capital
appreciation.  The Fund's  investment  objective  may be changed by the Board of
Directors without shareholder approval.

     Principal Investment Strategy:  The Fund invests in a diversified portfolio of large  stocks that are listed on the New York Stock  Exchange,  the  American
Stock  Exchange,  and NASDAQ.  Bridgeway  Funds  defines  "large  stocks" as the largest 500 U.S.  companies as measured by market  capitalization  (stock market worth).  As of September 30, 2005, each of the stocks in this group had a market capitalization  greater  than  $4.65  billion.  The median  company  size in the
Bridgeway  large-cap  universe was $11.8  billion.  Growth  stocks are those the
Adviser believes have above average  prospects for economic growth.  The Adviser selects  stocks within the large-cap  growth  category for the Fund according to proprietary  quantitative  models.  More  than  80% of  Fund  net  assets  (plus borrowings for  investment  purposes) are invested in stocks from among those in the large-cap  growth category at the time of purchase,  although such policy is non-fundamental.  However,  the Adviser will not necessarily  sell a stock if it
"migrates" to a different category after purchase.

     While the Fund is actively  managed for long-term  total return of capital, the  Adviser  seeks to minimize  capital  gains  distributions  as part of a tax management  strategy.  For example, the Adviser tracks tax lots and periodically harvests  tax losses to offset  capital  gains from stock sales or  mergers.  (A capital  gain  occurs  when the Fund  sells a stock at a higher  price  than the purchase  price.  A capital  loss  occurs when the Fund sells a stock at a lower price than the purchase  price.) The  successful  application  of this method is intended  to result in a more  tax-efficient  fund than would  otherwise  be the case.

     Excluding turnover related to tax management, the Fund should normally have lower turnover and be more stable in composition  than some of Bridgeway  Funds'
most aggressively managed equity funds (Aggressive  Investors 1 Fund, Aggressive
Investors 2 Fund, Micro-Cap Limited Fund, and Ultra-Small Company Fund.)

     The Fund will notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least 80% of its assets in the types of  securities described above.

     Principal  Risk  Factors:  Shareholders  of the  Large-Cap  Growth Fund are
exposed to significant stock market risk (volatility) and could lose money.

     Since growth stocks have historically  exhibited more volatility than value stocks over longer  time  horizons,  the Fund is subject to the risk that growth stocks  will  underperform  other  kinds of  investments  for a period  of time, especially  in a market  downturn.  Based on  historical  data,  such periods of underperformance may last three to five years or more.

     In  addition,  large-cap  stocks  have  tended to recover  more slowly than small-cap  stocks  from a market  downturn.  Consequently,  the Fund may  expose shareholders  to higher  inflation  risk (the risk that the Fund  value will not keep up with inflation) than some other stock market segments.

     Who Should Invest:  The Adviser  believes that the Fund is more appropriate as a long-term  investment (at least 5 years,  but ideally 10 years or more) for
investors   who  want  to  invest  in  large,   growth-oriented   stocks  in  an
actively-managed  fund while incurring low costs and minimizing  taxable capital gains income.  It is not an appropriate  investment  for  short-term  investors, those trying to time the market,  or those who would panic during a major market or Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has varied  from year to year.  The table  shows how the Fund's  average  annual returns  for  various  periods  compare  with those of a stock  market  index of micro-cap  companies.  This  information  is  based  on past  performance.  Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

[The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         2004     6.77%

Return from 1/1/05 through 9/30/05 was 6.97%.
Best Quarter: Q4 04, 9.85%                          Worst Quarter: Q3 04, -5.46%

                  Average Annual Total % Returns as of 12/31/04

---------------------------------------------------------------------------
  Fund / Index                                            Since Inception
                                              1 Year         (10/31/03)
---------------------------------------------------------------------------
  Bridgeway Large-Cap Growth Fund
   Return Before Taxes                         6.77%         8.85%
   Return After Taxes on Distributions(1)      6.77%         8.85%
   Return After Taxes on Distributions and
      Sale of Fund Shares(1)                   4.40%         7.53%
---------------------------------------------------------------------------
Russell 1000 Growth Index(2)
   (reflects no deductions for fees, expenses
    or taxes)                                  6.30%         9.46%
---------------------------------------------------------------------------
Lipper Large-Cap Growth Index(3)
   (reflects no deductions for fees, expenses
    or taxes)                                  7.45%         9.80%
---------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may  differ  from those  shown.  After-tax  returns  shown are not  relevant  to investors who hold their Fund shares through tax-deferred arrangements,  such as
401(k) plans or individual retirement plans.

(2) The Russell 1000 Growth Index is an unmanaged index which consists of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

(3)  The  Lipper   Large-Cap   Growth  Index  is  an  index  of   large-company,
growth-oriented  funds  compiled by Lipper,  Inc.  It is not  possible to invest directly  in an  index.

Past performance (before and after taxes) does not guarantee future results.

     Fees and Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                         Large-Cap Growth Fund Fee Table

--------------------------------------------------------------------------------
  Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                           None
  Sales Charge (Load) Imposed on Reinvested Dividends                None
  Redemption Fees                                                    None
  Exchange Fees                                                      None

  Annual Operating Expenses (1) (expenses deducted from Fund assets)
  Management Fees (see page 63 for more details)                     0.50%
  Distribution (12b-1) [and/or Service] Fees (2)                     0.00%
  Other Expenses                                                     0.53%
                                                                    ------
     Total Operating Expenses                                        1.03%
  Fee Waiver (3)                                                    (0.19%)
                                                                    ------
     Net Expenses                                                    0.84%
--------------------------------------------------------------------------------

(1) All figures in this table are  expressed as a percentage  of average  annual net assets.

(2) The Adviser pays all distribution (12b-1) fees.

(3) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  0.84%.  Any material  change to this Fund policy would require a vote by shareholders.

     The following example is intended to help you compare the cost of investing in the Fund  with the cost of  investing  in other  mutual  funds.  The  example assumes that you invest  $10,000 in the Fund for the time periods  indicated and then redeem all of your  shares at the end of those  periods.  The example  also assumes  that  your  investment  has a 5% return  each year and that the  Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be approximately:

                      Large-Cap Growth Fund Expense Example

--------------------------------------------------------------------------------
                      1 Year         3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
    Expenses           $86             $309            $550           $1,242
--------------------------------------------------------------------------------

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's financial performance since inception. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions). Information for the year ended June 30, 2005 has been audited by
Briggs,  Bunting  &  Dougherty,  LLP,  whose  report,  along with the Fund's financial statements,  is included in the annual report, which is available from
Bridgeway Funds upon request.

Large Cap Growth Fund

Class N***
                                                         Year Ended          For the Period
                                                          June 30,         October 31, 2003 to
                                                            2005             June 30, 2004**
                                                         ----------        -------------------
Per Share Data
    Net asset value, beginning of period                   $10.63                $10.00
                                                           ------                ------
    Income from investment operations:
        Net investment loss^                                 0.00                 (0.01)
        Net realized and unrealized gain                     0.37                  0.64
                                                           ------                ------
             Total from investment operations                0.37                  0.63
                                                           ------                ------
    Net asset value, end of period                         $11.00                $10.63
                                                           ======                ======

Total Return+                                                3.48%                 6.30%
Ratios & Supplemental Data
        Net assets, end of period ('000's)                $42,988               $39,532
        Ratios to average net assets:
           Expenses after waivers and reimbursements         0.84%                 0.84%*
           Expenses before waivers and reimbursements        1.03%                 1.13%*
           Net investment loss after
             waivers and reimbursements                     (0.04%)               (0.09%)*

        Portfolio turnover rate                              20.2%                  6.7%

*    Annualized

**   Commenced operations on October 31, 2003.

***  Effective June 27, 2005,  Class R shares of the Fund converted into Class N shares.

+    Total return would have been lower had various fees not been waived  during the period.

^    Per share amounts  calculated based on the average daily shares outstanding during the period.

                              Large-Cap Value Fund
                                      BRLVX

     Investment  Objective:  The Large-Cap  Value Fund ("Fund") seeks to provide long-term total return of capital,  primarily  through capital  appreciation and some  income.  The Fund's  investment  objective  may be changed by the Board of
Directors without shareholder approval.

     Principal Investment Strategy:  The Fund invests in a diversified portfolio of large  stocks that are listed on the New York Stock  Exchange,  the  American
Stock  Exchange,  and NASDAQ.  Bridgeway  Funds  defines  "large  stocks" as the largest 500 U.S.  companies as measured by market  capitalization  (stock market worth).  As of September 30, 2005, each of the stocks in this group had a market capitalization  greater  than  $4.65  billion.  The median  company  size in the
Bridgeway  large-cap  universe  was $11.8  billion.  Value  stocks are those the
Adviser  believes  are priced  cheaply  relative to some  financial  measures of worth, such as the ratio of price to earnings,  price to sales, or price to cash flow.  The Adviser  selects  stocks within the large-cap  value category for the
Fund according to proprietary  quantitative  models. More than 80% of the Fund's net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap  value  category at the time of purchase,  although such policy is non-fundamental. However, the Adviser will not necessarily sell a stock if it "migrates" to a different category after purchase.

     While the Fund is actively managed for long-term total return,  the Adviser seeks  to  minimize  capital  gains  distributions  as part of a tax  management strategy. For example, the Adviser tracks tax lots and periodically harvests tax losses to offset  capital  gains from stock  sales or mergers.  (A capital  gain occurs when the Fund sells a stock at a higher price than the purchase  price; a capital  loss  occurs  when the Fund  sells a stock  at a lower  price  than the purchase price.) The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

     Excluding turnover related to tax management, the Fund should normally have lower turnover and be more stable in composition  than some of Bridgeway  Funds'
most aggressively managed equity funds (Aggressive  Investors 1 Fund, Aggressive
Investors 2 Fund, Micro-Cap Limited Fund, and Ultra-Small Company Fund).

     The  income  objective  of the Fund,  which is a  secondary  objective,  is achieved almost exclusively from dividends paid by Fund stocks. However, not all
Fund stocks pay dividends.

     The Fund will notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least 80% of its assets in the types of  securities described above.

     Principal  Risk  Factors:  Shareholders  of the  Large-Cap  Value  Fund are
exposed to significant stock market risk (volatility) and could lose money.

     While  large-cap value stocks have  historically  exhibited less volatility than small  stocks over longer  time  horizons,  the Fund is subject to the risk that large-cap value stocks will  underperform  other kinds of investments for a period of time.  This risk is true of any market  segment.  Based on  historical data, such periods of underperformance may last three to five years or more.

     In  addition,  large-cap  stocks  have  tended to recover  more slowly than small-cap  stocks  from a market  downturn.  Consequently,  the Fund may  expose shareholders  to higher  inflation risk (the risk that the Fund's value will not keep up with inflation) than some other stock market segments.

     Who Should Invest:  The Adviser  believes that the Fund is more appropriate as a long-term  investment (at least 5 years,  but ideally 10 years or more) for
investors   who  want   exposure   to   large,   value-oriented   stocks  in  an
actively-managed  fund while incurring low costs and minimizing  taxable capital gains income.  It is not an appropriate  investment  for  short-term  investors, those trying to time the market,  or those who would panic during a major market or Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has varied  from year to year.  The table  shows how the Fund's  average  annual returns  for  various  periods  compare  with those of a stock  market  index of micro-cap  companies.  This  information  is  based  on past  performance.  Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

[The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         2004     15.15%

Return from 1/1/05 through 9/30/05 was 9.13%.
Best Quarter: Q4 04, 11.11%                         Worst Quarter: Q2 04, -1.77%

                  Average Annual Total % Returns as of 12/31/04

-------------------------------------------------------------------------------
  Fund / Index                                                Since Inception
                                                1 Year           (10/31/03)
-------------------------------------------------------------------------------
  Bridgeway Large-Cap Value Fund
   Return Before Taxes                          15.15%           19.96%
   Return After Taxes on Distributions(1)       14.83%           19.68%
   Return After Taxes on Distributions and
      Sale of Fund Shares(1)                     9.85%           16.85%
-------------------------------------------------------------------------------
Russell 1000 Value Index(2)
   (reflects no deductions for fees, expenses
    or taxes)                                   16.49%           21.36%
-------------------------------------------------------------------------------
Lipper Large-Cap Value Index(3)
   (reflects no deductions for fees, expenses
    or taxes)                                   12.00%           17.18%
-------------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may  differ  from those  shown.  After-tax  returns  shown are not  relevant  to investors who hold their Fund shares through tax-deferred arrangements,  such as
401(k) plans or individual retirement plans.

(2) The Russell 1000 Value Index is an unmanaged  index which consists of stocks in the Russell 1000 Index with lower  price-to-book  ratios and lower forecasted growth values. It is not possible to invest directly in an index or average.

(3)  The  Lipper   Large-Cap   Value   Index  is  an  index  of   large-company,
value-oriented  funds  compiled  by Lipper,  Inc.  It is not  possible to invest directly in an index or average.

Past performance (before and after taxes) does not guarantee future results.

     Fees and Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                         Large-Cap Value Fund Fee Table

--------------------------------------------------------------------------------
  Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                           None
  Sales Charge (Load) Imposed on Reinvested Dividends                None
  Redemption Fees                                                    None
  Exchange Fees                                                      None

  Annual Operating Expenses (1) (expenses deducted from Fund assets)
  Management Fees (see page 63 for more details)                     0.50%
  Distribution (12b-1) [and/or Service] Fees (2)                     0.00%
  Other Expenses                                                     0.60%
                                                                    ------
     Total Operating Expenses                                        1.10%
  Fee Waiver (3)                                                    (0.26%)
                                                                    ------
     Net Expenses                                                    0.84%
--------------------------------------------------------------------------------

(1) All figures in this table are  expressed as a percentage  of average  annual net assets.

(2) The Adviser pays all distribution (12b-1) fees.

(3) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  0.84%.  Any material  change to this Fund policy would require a vote by shareholders.

The  following  example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example  assumes that you invest  $10,000  in the Fund for the time  periods  indicated  and then redeem all of your shares at the end of those periods.  The example also assumes that your  investment  has a 5% return  each year and that the Fund's  operating expenses  remain the same.  Although  your actual  costs may be higher or lower, based on these assumptions your costs would be approximately:

                      Large-Cap Value Fund Expense Example

--------------------------------------------------------------------------------
                      1 Year         3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
    Expenses           $86             $324            $581           $1,317
--------------------------------------------------------------------------------

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's financial performance since inception. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions). Information for the year ended June 30, 2005 has been audited by
Briggs,  Bunting  &  Dougherty,  LLP,  whose  report,  along with the Fund's financial statements,  is included in the annual report, which is available from
Bridgeway Funds upon request.

Large Cap Value Fund

Class N***
                                                       Year Ended      For the Period
                                                        June 30,     October 31, 2003 to
                                                          2005         June 30, 2004**
Per Share Data
Net asset value, beginning of period                     $11.11            $10.00
                                                         ------            ------
  Income from investment operations:
      Net investment income^                               0.14              0.03
      Net realized and unrealized gain                     1.55              1.08
                                                         ------            ------
           Total from investment operations                1.69              1.11
                                                         ------            ------
  Less distributions to shareholders:
      Net investment income                               (0.10)             0.00
                                                         ------            ------
           Total distributions                            (0.10)             0.00
                                                         ------            ------
  Net asset value, end of period                         $12.70            $11.11
                                                         ======            ======

Total Return+                                             15.22%            11.10%
Ratios & Supplemental Data
      Net assets, end of period ('000's)                $27,476           $20,598
      Ratios to average net assets:
         Expenses after waivers and reimbursements         0.84%             0.84%*
         Expenses before waivers and reimbursements        1.10%             1.52%*
         Net investment income after
           waivers and reimbursements                      1.24%             0.86%*

      Portfolio turnover rate                              30.0%             11.3%

*    Annualized

**   Commenced operations on October 31, 2003.

***  Effective June 27, 2005,  Class R shares of the Fund converted into Class N shares.

+    Total return would have been lower had various fees not been waived  during the period.

^    Per share amounts  calculated based on the average daily shares outstanding during the period.

                             Blue Chip 35 Index Fund
                                      BRLIX

     Investment  Objective:  The Blue Chip 35 Index Fund (the  "Fund")  seeks to
provide  a  long-term  total  return  of  capital,   primarily  through  capital
appreciation,  but also some  income.  The Fund's  investment  objective  may be changed by the Board of Directors without shareholder approval.

     Principal Investment Strategy:  The Fund seeks to achieve this objective by approximating  the  total  return of the  Bridgeway  Ultra-Large  35 Index  (the
"Index"),  a proprietary  Index  composed by the Adviser,  while  minimizing the distribution  of capital gains and  minimizing  costs.  Bridgeway  Funds defines
"ultra-large"   as  the  largest  150  U.S.   companies  as  defined  by  market
capitalization, more commonly known as "blue chip." The Adviser normally invests more than 80% of Fund net assets (plus  borrowings for  investment  purposes) in blue chip company stocks  included  within the Index.  As of September 30, 2005, more than 99% of the Fund's net assets were  invested this way. The Fund invests in the stocks that comprise the Index and seeks to approximately match the Index composition  and weighting.  Similar to other index funds,  the actual return of this Fund will likely  underperform the Bridgeway  Ultra-Large 35 Index over the long term by an amount similar to the Fund expenses and transaction  costs.  The
Adviser  intends to minimize this  difference  or "tracking  error" by carefully managing costs, reimbursing expenses over 0.15% annually,  keeping Fund turnover and transaction expenses low, strongly discouraging market timers and short-term traders from investing in the Fund, and potentially imposing a redemption fee in a market  downturn.  The income  objective  of this Fund,  which is a  secondary objective, is achieved almost exclusively from dividends paid by Fund companies.
However, not all of the companies in the Index pay dividends.

     The Fund will notify  shareholders  at least 60 days prior to any change in its policy of  investing  at least 80% of its assets in the types of  securities described above.

     Index Composition: The long-term objective of this roughly equally weighted
Index is to hold 35 "blue-chip"  companies,  excluding any tobacco companies and ensuring reasonable industry  diversification.  At times, however, the Index may hold more or fewer stocks as a result of corporate  actions such as spin-outs or mergers and acquisitions.  In order to achieve the balance of a "roughly equally weighted"  index,  more  weight is  periodically  given to the  stocks  with the greatest decline in price. This contrasts with most other "market-cap  weighted"
indexes,  which give more weight to the stocks that have appreciated the most in price.  Thus,  the  Bridgeway  Ultra-Large  35 Index is a more  "contrarian"  or
"value-oriented"  index  structure.  Other  "market-cap  weighted"  indexes have characteristics  more  similar to a "momentum"  structure,  that is, the more an individual  company  in the index goes up in price,  the  higher  the  weighting assigned to that stock in the index.

     At the time of Index  rebalancing  in July 2005, the Index included many of the largest U.S.  companies,  excluding tobacco  companies.  These companies are huge,  "blue-chip,"  well-known names. As of September 30, 2005, Index companies ranged from $27 to $401  billion in market  capitalization  (market  size).  The
Bridgeway Ultra-Large 35 Index is constructed with taxable accounts in mind. The
Index's company composition is rebalanced approximately every two or three years rather than  annually.  This strategy keeps Index turnover lower than a majority of other  indexes.  The Index is  compiled  by the  Adviser  and  reviewed by an independent third party.

                                   TRANSLATION
                    What Are the "Active" Blue Chip Companies
                               in the Index as of
                               September 30, 2005?

American International Group Inc
Applied Materials Inc
Bank of America Corp
Berkshire Hathaway Inc
Citigroup Inc
ConocoPhilips
Cisco Systems Inc
Chevron Corp
Dell Inc
Genentech Inc
General Electric Co
Google Inc.
Home Depot Inc
International Business Machines Corp
Intel Corp
Johnson & Johnson
JPMorgan Chase & Co
Coca-Cola Co/The
Eli Lilly & Co
3M Co
Merck & Co Inc
Microsoft Corp
Oracle Corp
PepsiCo Inc
Pfizer Inc
Procter & Gamble Co
SBC Communications Inc
Time Warner Inc
Texas Instruments Inc
United Parcel Service Inc/Georgia
United Technologies Corp
Verizon Communications Inc
Wachovia Corp
Wells Fargo & Co
Wal-Mart Stores Inc
Exxon Mobil Corp

     Principal  Risk  Factors:   Shareholders   of  this  Fund  are  exposed  to
significant stock market related risk (volatility) and could lose money.

     While large  companies  tend to exhibit  less price  volatility  than small stocks,  historically  they have not  recovered  as fast from a market  decline.
Consequently,  this Fund may expose  shareholders to higher  inflation risk (the risk that the Fund value will not keep up with  inflation) than some other stock market investments.

     The Fund is also  subject to the risk that blue chip  company  stocks  will underperform  other kinds of investments for a period of time. This risk is true
of  any  market   segment.   Based  on   historical   data,   such   periods  of
underperformance may last five years or more.

     Who Should Invest:  The Adviser believes that this Fund is more appropriate as a long-term  investment (at least five years,  but ideally ten years or more)
for  shareholders  who want to invest in large  U.S.  companies,  incurring  low costs,  and  minimizing  their own  taxable  capital  gains  income.  Due to the low-cost nature of the Fund, it may also be appropriate for long-term  investors in tax-deferred accounts,  such as IRAs. It is not an appropriate investment for short-term investors,  those trying to time the market, or those who would panic during a major market or Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has varied on a calendar  year  basis.  The table  shows how the Fund's  average annual returns for various periods compare with those of stock market indexes of large and small companies.  This information is based on past performance.  Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

[The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         1998     39.11%
         1999     30.34%
         2000    -15.12%
         2001     -9.06%
         2002    -18.02%
         2003     28.87%
         2004      4.79%

Return from 1/1/05 through 9/30/05 was -2.92%.
Best Quarter: Q4 98, +25.33%                       Worst Quarter: Q3 02, -15.35%

                  Average Annual Total % Returns as of 12/31/04

----------------------------------------------------------------------------------
Fund / Index                                                         Since
                                                                   Inception
                                             1 Year     5 Years    (7/31/97)
----------------------------------------------------------------------------------
Bridgeway Blue Chip 35 Index Fund               4.79%      -3.09%     6.08%
   Return Before Taxes
   Return After Taxes on Distributions(1)       4.17%      -3.55%     5.67%
   Return After Taxes on Distributions and
      Sale of Fund Shares(1)                    3.12%      -2.88%     5.04%
----------------------------------------------------------------------------------
S&P 500 Index (2) (reflects no deductions  10.88%      -2.30%     4.82%
   for fees, expenses or taxes)
----------------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes.  In certain  cases the figure  representing  "Return After Taxes on
Distributions  and Sale of Fund Shares" may be higher than other return figures.
A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the  shareholder.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown.  After-tax  returns  shown are not  relevant to investors  who hold their Fund shares  through  tax-deferred  arrangements,  such as 401(k) plans or individual retirement plans.

(2) The S&P 500 Index is a broad-based,  unmanaged measurement of changes in stock market conditions based on the average of 500 common stocks with dividends reinvested. It is not possible to invest directly in an index or average.

Past performance (before and after taxes) does not guarantee future results.

     Fees and Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                      Blue Chip 35 Index Fund Fee Table (1)

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                            None
  Sales Charge (Load) Imposed on Reinvested Dividends                 None
     Redemption Fees(2)                                           0.00% - 1.00%
  Exchange Fees                                                       None

  Annual Operating Expenses (expenses deducted from Fund assets)
  Management Fees                                                    0.08%
  Distribution (12b-1) [and / or service] Fees (3)                   0.00%
  Other Expenses                                                     0.48%
                                                                    ------
     Total Annual Fund Operating Expenses                            0.56%
  Fee Waiver (4)                                                    (0.41%)
                                                                    ------
     Net Expenses                                                    0.15%
--------------------------------------------------------------------------------

(1) All figures in this table are  expressed as a percentage  of average  annual net assets.

(2) There were no  redemption  reimbursement  fees  charged  in the most  recent fiscal  year;  however,  a 1%  redemption  reimbursement  fee may be charged for redemptions  as  determined  by the  Board in a down  market.  (See  page 55 for details).

(3) The Adviser pays all distribution (12b-1) fees.

(4) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  0.15%.  Any material  change to this Fund policy would require a vote by shareholders.

     The following example is intended to help you compare the cost of investing in the Fund  with the cost of  investing  in other  mutual  funds.  The  example assumes that you invest  $10,000 in the Fund for the time periods  indicated and then redeem all of your  shares at the end of those  periods.  The example  also assumes  that  your  investment  has a 5% return  each year and that the  Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be approximately:

                   Blue Chip 35 Index Fund Expense Example(1)

--------------------------------------------------------------------------------
                      1 Year         3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
    Expenses           $15             $138            $272            $662
--------------------------------------------------------------------------------

(1) This fee is based on last year expenses.  However, if a shareholder redeemed in a down market when the Board of Directors voted to impose the redemption fee, the expenses would be $120, $251, $394, and $811.

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's  financial  performance  for the past five years.  Certain information  reflects  financial  results  for a single  Fund  share.  The total returns in the table  represent the rate that an investor  would have earned (or lost) on an investment in the Fund (assuming  reinvestment  of all dividends and distributions). Information for the year ended June 30, 2005 has been audited by
Briggs,  Bunting  &  Dougherty,  LLP,  whose  report,  along with the Fund's financial statements,  is included in the annual report, which is available from
Bridgeway Funds upon request.

Blue-Chip 35 Index Fund

                                                                   For the Year Ended June 30,
                                                          2005        2004      2003     2002       2001
                                                         ------      ------    ------   ------     ------
Per Share Data
  Net asset value, beginning of year                      $7.02       $6.14     $5.93    $7.23      $8.77
                                                         ------      ------    ------   ------     ------
  Income from investment operations:
      Net investment income^                               0.14        0.10      0.09     0.09       0.09
      Net realized and unrealized gain (loss)             (0.18)       0.83      0.21    (1.31)     (1.54)
                                                         ------      ------    ------   ------     ------
           Total from investment operations               (0.04)       0.93      0.30    (1.22)     (1.45)
                                                         ------      ------    ------   ------     ------
  Less distributions to shareholders:
      Net investment income                               (0.12)      (0.05)    (0.09)   (0.08)     (0.09)
                                                         ------      ------    ------   ------     ------
           Total distributions                            (0.12)      (0.05)    (0.09)   (0.08)     (0.09)
                                                         ------      ------    ------   ------     ------
  Net asset value, end of year                            $6.86       $7.02     $6.14    $5.93      $7.23
                                                         ======      ======    ======   ======     ======

Total Return+                                             (0.59)%     15.20%     5.13%  (17.01%)   (16.61%)
Ratios & Supplemental Data
      Net assets, end of year ('000's)                  $34,612     $35,960    $7,763   $5,532     $5,975
      Ratios to average net assets:
         Expenses after waivers and reimbursements         0.15%       0.15%     0.15%    0.15%      0.15%
         Expenses before waivers and reimbursements        0.56%       0.58%     1.07%    0.93%      0.68%
         Net investment income after
           waivers and reimbursements                      2.07%       1.64%     1.65%    1.35%      1.15%

      Portfolio turnover rate                              20.3%        5.3%     24.9%    40.8%      24.0%

+    Total return would have been lower had various fees not been waived  during the year.

^    Per share amounts  calculated based on the average daily shares outstanding during the year.

Blue Chip 35 Index Fund  Redemption  Fee: This Fund is best suited for investors who intend to be long-term  shareholders.  Shareholders who redeem frequently or in the height of a market  downturn  increase costs for remaining  shareholders.
Consequently,  the  Bridgeway  Funds Board of  Directors  reserves  the right to impose a 1% redemption fee any time the S&P 500 , a  broad-based,  unmanaged measurement  of changes in stock market  conditions  based on the average of 500 common stocks with dividends reinvested,  has declined more than 5% cumulatively over the previous five trading days. For example,  if the S&P 500 Index were down more than 5% from the market close Tuesday  through the market close on the following  Monday,  the Board may impose the redemption fee for shareholders who receive the following Tuesday's net asset value.  Implementation of the fee will
be   communicated   to   shareholders   both  on   Bridgeway   Funds'   website,
www.bridgeway.com,  and the outgoing message of its phone system (800-661-3550).
The Adviser will typically make at least one attempt to contact shareholders who send their redemptions in writing to inform them of the fee and to give them the option of rescinding the redemption. This fee accrues to the Fund itself, not to the Adviser.

                                  Balanced Fund
                                      BRBPX

     Investment  Objective:  The Balanced  Fund (the "Fund")  seeks to provide a high current return with  short-term risk less than or equal to 40% of the stock market. The Fund's investment objective may be changed by the Board of Directors without shareholder approval.

                                   TRANSLATION
                           What is "short-term risk?"

     As it applies to the investment objective,  short-term risk is both "market risk" (or  "beta") and  "downside  risk." A fund beta of 40% means that when the
stock  market  declines,   for  example,   10%,  one  would  expect  an  average
corresponding  decrease of 4% in the fund. "Downside risk" is independent of the timing of stock market moves.  A "downside  risk" of 40% means that the total of all negative  monthly fund returns  would be  four-tenths  the  magnitude of all negative  monthly stock market  returns,  although the timing of these  declines could  vary.  For  purposes  of risk  measurement,  the  S&P  500 Index with dividends reinvested serves as a proxy for the stock market.

     Principal Investment Strategy: The Fund uses two main strategies. The first is option  writing,  a strategy in which one sells  covered calls or secured put options.  Up to 75% of Fund assets may be invested in common stocks and options.
The  Adviser  may  write  covered  calls  and/or  secured  puts.  Both of  these strategies are used to accomplish the same objective. At all times, at least 25%
of the Fund's assets will be invested in equities.  In most market environments, covered  calls and secured puts afford the  investor  some  "cushion"  against a stock market decline but more limited  appreciation  potential in a stock market rise.  The Fund may  invest  in common  stocks  and  write  options  on any size companies on which  options are traded on a national  securities  exchange.  The
Adviser selects stocks for the Fund according to proprietary quantitative models that span various  investment styles including both "growth" and "value." Growth stocks have faster increasing sales and earnings.  Value stocks are those priced cheaply  relative  to some  financial  measures  of worth.  The Adviser may also select  stocks and  options  according  to a more  passive  strategy,  including investing in stock market index futures and options. The Fund will write options in the amounts the Adviser  believes is  appropriate in achieving its investment objective.  Balanced  Fund may also  purchase  or sell  any  financial  (but not commodity) futures,  puts, or calls within the scope of its investment objective and strategy.  These  instruments can be used to hedge away cash,  manage market risk,  dampen  volatility in line with its investment  objective,  arbitrage the difference  between stocks and futures and create  synthetic  option  positions.
Options and futures can be volatile investments and may not perform as expected.

                                   TRANSLATION

                  What are "covered calls" and "secured puts?"

     Relative to owning  stocks,  covered calls or secured puts  generally  have significantly more limited upside and somewhat more limited downside exposure to stock market movements.  A call is a contract to purchase a set number of shares of a stock on a certain future date at a specified  price.  The Fund will sell a call  only on a stock  that the Fund owns or  against a longer  term call with a lower strike price. This is called a "covered" call. A put is a contract to sell a set number of shares of a stock (called the  "underlying  stock") on a certain future date at a specified  price.  A "secured put" indicates that the Fund owns cash or cash  equivalents  equal to the value of the underlying  stock;  holding this cash is a way of limiting the risk and the  magnification  of risk inherent in options.

                                   TRANSLATION
     How does this Fund compare to most bond funds and other balanced funds?

     Historically,  two types of mutual funds have had volatility  comparable to that  targeted  by this Fund - bond funds and  balanced  funds  (those  blending stocks,  bonds, and cash).  With a minority of its assets in  intermediate-  and
long-term  bonds,   this  Fund  should  be  significantly   less  vulnerable  to
fluctuations in value caused by interest rate volatility, a risk factor strongly present in most bond funds.  The Fund's option  writing  strategy,  on the other hand,  limits the volatility  inherent in the stock investments of most balanced funds.  The Adviser seeks to keep a higher  portion of the returns  historically associated  with stocks over longer periods with a level of short-term risk more commonly  associated  with  bond  funds.  Thus,  the Fund  seeks to  provide  an efficient trade-off between short-term risk and return.

     The second main strategy is fixed-income investments.  The Adviser normally invests at least 25% of the Fund's total assets in fixed-income securities: U.S.
government obligations,  mortgage and asset-backed securities,  corporate bonds,
collateralized   mortgage   obligations   (CMOs),   and/or  other   fixed-income
instruments.  The  proportions  and durations  held in the various  fixed-income securities  may be revised in light of the  Adviser's  appraisal of the relative yields of securities in the various market sectors, the investment prospects for issuers, and other considerations. In addition, the Fund's strategy with respect to credit rating may vary over time. In selecting fixed-income  securities,  the
Adviser  may  consider  many  factors,  including  yield to  maturity,  quality, liquidity,  current  yield,  and  capital  appreciation  potential.  The Adviser anticipates  that  fixed  income  investments  will  largely be limited to U. S.
government  securities and high quality  corporate  debt.

     To  summarize,  selling  covered  call and secured put options  reduces the
Fund's  volatility  and  provides  some cash flow,  which is the Fund's  primary source of return. The combination of stock and fixed-income  investments and the steady  cash flow from the sale of call and put  options is  designed to provide the Fund with more stable returns over a wide range of  fixed-income  and equity market environments.

     Principal  Risk  Factors:  The Fund's stock  holdings are subject to market risk, the risk of a stock market decline. Stock prices may decline over short or even  extended  periods of time.  The  protective  qualities  inherent in option writing are partial.  In addition,  the Adviser may not always write  options on the full number of shares of stock it owns,  thus  exposing the Fund to the full market risk of these shares.

     Another  important risk is that the  individual  stocks in the Fund may not perform as well as expected.

     The Fund invests in companies of any size for which exchange-traded options are available.  Small companies are more vulnerable to financial and other risks than large companies.

     The  Fund's  fixed-income  holdings  are  subject  to three  types of risk.
Interest  rate risk is the  chance  that bond  prices  overall  will  decline as interest  rates  rise.  Credit risk is the chance a bond issuer will fail to pay interest and principal.  Prepayment  risk is the chance a  mortgage-backed  bond issuer will repay a higher-yielding bond, resulting in a lower-paying yield.

     In addition,  U.S. government obligations vary in the level of support they receive from the U.S.  government.  They may be: (i) supported by the full faith and credit of the U.S.  Treasury;  (ii)  supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. government to purchase the issuer's obligations; or (iv) supported only by the credit of the issuer.

     The Fund's use of futures to manage  risk or hedge  market  volatility  are subject to  certain  additional  risks.  Futures  may not  always be  successful hedges, their prices can be highly volatile and they may not always successfully manage  risk.  Using  futures  could  lower the  Fund's  total  return,  and the potential loss from the use of futures can exceed the Fund's initial  investment in such contracts.

     A covered call position will result in a loss on its expiration date if the underlying  stock price has fallen since the purchase by an amount  greater than the price for which the option was sold. Thus, the Fund's option  strategies may not fully protect it against  declines in the value of its stocks.  In addition, the  option  writing  strategy  limits  the  upside  profit  potential  normally associated with stocks.  Options are also  inherently more complex,  requiring a higher level of training for the Fund manager and support personnel.

     In summary,  the Fund could  experience  a loss in the stock,  option,  and fixed-income  portions of its holdings at the same time. Thus, the value of your investment in the Fund may go up or down, which means that you could lose money.

     Who Should Invest:  The Adviser believes that this Fund is appropriate as a mid to  long-term  investment  (at least three  years or more) for  conservative investors  who are  willing to accept  some stock  market  risk.  It may also be appropriate  as a  diversifier  to a long-term  portfolio  comprised  of stocks, bonds, and other investments. It is not an appropriate investment for short-term investors or those who would panic during a major market or Fund correction.

     Performance:  The bar chart and table below  provide an  indication  of the risk of  investing in the Fund.  The bar chart shows how the Fund's  performance has varied on a calendar  year  basis.  The table  shows how the Fund's  average annual returns for various periods compare with those of stock market indexes of large and small companies.  This information is based on past performance.  Past performance (before and after taxes) does not guarantee future results.

                 Year by Year % Returns as of 12/31 of Each Year

[The table below represents a bar chart in the printed piece]

         Year     Annual Total Return

         2002     -3.51%
         2003     17.82%
         2004      7.61%

Return from 1/1/05 through 9/30/05 was 6.05%.
Best Quarter: Q2 03, +8.30%                         Worst Quarter: Q3 01, -7.70%

                  Average Annual Total % Returns as of 12/31/04

--------------------------------------------------------------------------------
  Fund / Index                                                           Since
                                                                       Inception
                                                           1 Year      (6/30/01)
--------------------------------------------------------------------------------
  Bridgeway Balanced Fund
   Return Before Taxes                                       7.61%     5.22%
   Return After Taxes on Distributions(1)                    7.06%     4.87%
   Return After Taxes on Distributions and Sale of Fund
      Shares(1)                                              4.97%     4.27%
--------------------------------------------------------------------------------
Bloomberg/EFFAS Bond Index (2) (reflects no deductions for
fees, expenses or taxes)                                      .87%     3.70%
S&P 500 Index (3) (reflects no deductions for fees,
   expenses or taxes)                                       10.88%     1.39%
Balanced Benchmark (4) (reflects no deductions for fees,
   expenses or taxes)                                        4.47%     2.79%
--------------------------------------------------------------------------------

(1) After-tax  returns are calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes. In certain cases,  the figure  representing  "Return After Taxes on
Distributions  and Sale of Fund Shares" may be higher than other return figures.
A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the  shareholder.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown.  After-tax  returns  shown are not  relevant to investors  who hold their Fund shares  through  tax-deferred  arrangements,  such as 401(k) plans or individual retirement plans.

(2) The Bloomberg/EFFAS Index is a transparent benchmark for the total return of the one- to three-year U.S. Government bond market.

(3) The S&P 500 Index is a broad-based,  unmanaged measurement of changes in stock market conditions based on the average of 500 common stocks with dividends reinvested.

(4) Balanced  Benchmark is a combined index,  computed by the Adviser,  of which
40% reflects the S&P 500 Index (an unmanaged  index of large  companies with dividends  reinvested)  and 60% the  Bloomberg/  EFFAS U.S.  Government  one- to
three-year Total Return Bond Index.

Past performance does not guarantee future results.

     Fees And Expenses of the Fund: The following  table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                             Balanced Fund Fee Table

--------------------------------------------------------------------------------
  Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                             None
  Sales Charge (Load) Imposed on Reinvested Dividends                  None
  Redemption Fees                                                      None
  Exchange Fees                                                        None

  Annual Operating Expenses (1) (expenses deducted from Fund assets)
  Management Fees                                                      0.60%
  Distribution (12b-1) [and / or Service] Fees (2)                     0.00%
  Other Expenses                                                       0.59%
                                                                      ------
     Total Annual Fund Operating Expenses                              1.19%
  Fee Waiver (3)                                                      (0.25%)
                                                                      ------
     Net Expenses                                                      0.94%
--------------------------------------------------------------------------------

(1) All figures in this table are  expressed as a percentage  of average  annual net assets.

(2) The Adviser pays all distribution (12b-1) fees.

(3) The Adviser is contractually  obligated by the Management Agreement to waive fees  and/or pay Fund  expenses,  if  necessary,  to ensure net  expenses do not exceed  0.94%.  Any material  change to this Fund policy would require a vote by shareholders.

     The following example is intended to help you compare the cost of investing in the Fund  with the cost of  investing  in other  mutual  funds.  The  example assumes that you invest  $10,000 in the Fund for the time periods  indicated and then redeem all of your  shares at the end of those  periods.  The example  also assumes  that  your  investment  has a 5% return  each year and that the  Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be approximately:

                          Balanced Fund Expense Example

--------------------------------------------------------------------------------
                      1 Year         3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
    Expenses           $96             $353            $630           $1,421
--------------------------------------------------------------------------------

Financial  Highlights:  The financial  highlights  table is intended to help you understand the Fund's financial performance since inception. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions). Information for the year ended June 30, 2005 has been audited by
Briggs,  Bunting  &  Dougherty,  LLP,  whose  report,  along with the Fund's financial statements,  is included in the annual report, which is available from
Bridgeway Funds upon request.

Balanced Fund

                                                                                             For the Period
                                                           For the Year Ended June 30,       ended June 30,
                                                        2005        2004      2003     2002       2001*
                                                       ------      ------    ------   ------     ------
Per Share Data
 Net asset value, beginning of period                 $11.30      $10.05    $9.87    $10.00     $10.00
 Income from investment operations:
     Net investment income^                             0.14        0.06      0.10     0.04       0.00
     Net realized and unrealized gain (loss)            0.66        1.24      0.15    (0.12)      0.00
                                                      ------      ------    ------   ------     ------
          Total from investment operations              0.80        1.30      0.25    (0.08)      0.00
                                                      ------      ------    ------   ------     ------
 Less distributions to shareholders:
     Net investment income                             (0.08)      (0.05)    (0.06)   (0.05)      0.00
     Net realized gain                                 (0.10)       0.00     (0.01)    0.00       0.00
                                                      ------      ------    ------   ------     ------
          Total distributions                          (0.18)      (0.05)    (0.07)   (0.05)      0.00
                                                      ------      ------    ------   ------     ------
 Net asset value, end of period                       $11.92      $11.30    $10.05   $9.87      $10.00
                                                      ======      ======    ======   ======     ======

Total Return+                                           7.15%      12.94%     2.57%   (0.80%)     0.00%
Ratios & Supplemental Data
     Net assets, end of period ('000's)              $42,264     $23,212    $8,344   $4,960       $370
     Ratios to average net assets:
        Expenses after waivers and reimbursements       0.94%       0.94%     0.94%    0.94%      0.00%
        Expenses before waivers and reimbursements      1.19%       1.51%     1.66%    2.07%      0.00%
        Net investment income after
          waivers and reimbursements                    1.20%       0.60%     1.06%    0.49%      0.00%

     Portfolio turnover rate                           125.5%      123.7%     98.2%   112.5%       0.0%

*    Commenced operations on June 30, 2001.

+    Total return would have been lower had various fees not been waived  during the period.

^    Per share amounts  calculated based on the average daily shares outstanding during the period.

MANAGEMENT OF THE FUNDS

     The Board of Directors  of  Bridgeway  Funds,  Inc.  ("Bridgeway  Funds" or
"Funds")  oversees the Funds'  management,  decides on matters of general policy and reviews the activities of the Funds' Adviser.  The Funds'  officers  conduct and supervise its daily operations.  Bridgeway Capital Management,  Inc. of 5615
Kirby  Drive,  Suite 518,  Houston,  Texas  77005-2448,  acts as the  Investment
Adviser (the "Adviser") to the Funds pursuant to Management  Agreements approved by the Board of  Directors.  A discussion  regarding  the basis for the Board of
Directors  approving the Management  Agreement for each Fund is available in the
Funds' annual report to shareholders for the fiscal year ended June 30, 2005.

     The  Adviser  is a Texas  corporation  that was  organized  in  1993.  John
Montgomery is Vice President of Bridgeway Funds, Inc. and President of Bridgeway
Capital  Management,  Inc. Michael Mulcahy is President of Bridgeway Funds, Inc.
Dick Cancelmo is Vice President of Bridgeway Funds, Inc. The Adviser has managed the affairs of Bridgeway Funds since inception of the first fund offerings.  The
Adviser's investment  management team selects the securities of all eleven Funds through proprietary models developed by the Adviser.  The investment  management team, led by John  Montgomery,  is comprised of eight  investment  professionals including the trading team. John is the designated  portfolio  manager on ten of the Funds,  and Dick Cancelmo is the  designated  portfolio  manager of Balanced
Fund.

     The Adviser is responsible for the investment and reinvestment of Bridgeway
Funds' assets and provides personnel and  administrative  services for operation of the Funds' daily business affairs.  It formulates and implements a continuous investment  program for each Fund  consistent  with its  investment  objectives, policies and restrictions.  For the fiscal year ended June 30, 2005, the Adviser received the following  investment  advisory fees rates:  Management Fee for the fiscal year ended June 30, 2005 (1)

-----------------------------------------------------------------------------
Portfolio                             Total            Performance-based
                                 Management Fee    Management Fee Range (2)
-----------------------------------------------------------------------------
Aggressive Investors 1 Fund           1.39%              0.20 to 1.60%
Aggressive Investors 2 Fund           1.09%              0.60 to 1.20%
Ultra-Small Company Fund              0.90%                   NA
Ultra-Small Company Market Fund       0.50%                   NA
Micro-Cap Limited Fund                1.45%              0.20 to 1.60%
Small-Cap Growth Fund                 0.60%              0.55 to 0.65%
Small-Cap Value Fund                  0.60%              0.55 to 0.65%
Large-Cap Growth Fund                 0.50%              0.45 to 0.55%
Large-Cap Value Fund                  0.50%              0.45 to 0.55%
Blue Chip 35 Index Fund               0.08%                   NA
Balanced Fund                         0.60%                   NA
-----------------------------------------------------------------------------

(1) All fees in this table are expressed as a percentage of net assets.

(2) Performance-based fee adjustments are calculated based on the Fund's average daily net assets over the most recent five-year period ending on the last day of the quarter.

Micro-Cap  Limited Fund,  Aggressive  Investors 1 Fund,  Aggressive  Investors 2
Fund,  Small-Cap  Growth Fund,  Small-Cap Value Fund,  Large-Cap Growth Fund and
Large-Cap  Value Fund have  management  fees that are  comprised  of a base fee, which is applied to current net assets, and a performance fee adjustment,  which depends  on  performance  relative  to a market  index over the last 5 years (or since  inception  if the Fund is not yet five  years  old),  and is  applied  to average net assets over this performance period.

As a result,  management  fees  expressed as a percent of net assets in the Fund
Fee  tables and the table  above are a function  of both  current  and  historic average net assets. Therefore, any projections of management fees cannot be done with certainty  since the impact of  performance,  redemptions  and purchases on future assets is not known. The ranges above assume current assets equal average assets over the performance  period.  The Adviser seeks to protect  shareholders from much  higher  than  expected  management  fees that could  result from this formula by contractually agreeing to expense limitations on these funds.

     The fee for Ultra-Small Company Fund and the base fee for Micro-Cap Limited
Fund are  calculated as follows:  $0 to $27.5 million in net assets,  the fee is
0.90%.  From $27.5 million to $55.0  million,  the fee is $495,000  subject to a maximum of 1.49%. From $55 million to $250 million,  the fee is 0.90%. From $250 million  in assets  the fee  decreases  to  0.875%,  and above  $500  million it decreases to 0.850%. Please see the Statement of Additional Information for more detail on the management fee calculations.

                                   TRANSLATION
                        Who Manages the Bridgeway Funds?

     Bridgeway Capital Management is the Adviser for all eleven Bridgeway Funds.
The  Adviser  is  responsible  for  all  investment  decisions  subject  to  the investment strategies, objectives and restrictions applicable to each Fund. Nine
Funds are  actively  managed.  The other two Funds are more  passively  managed, seeking to track two distinct indexes.

                   How Are the Actively Managed Funds Managed?

     The Adviser uses multiple quantitative models to make investment decisions.
For the actively  managed Funds,  these models were originally  developed by the
Adviser and are  maintained  by the  Investment  Management  Team.  Although the
models  are  proprietary,  some  information  may be shared  for the  investor's understanding:

     The Adviser uses  multiple,  multi-factor  models to manage the Funds.  The
Adviser looks at stocks from a variety of different perspectives using different models  seeking to "dampen"  some of the  volatility  inherent in each model and style. A confluence of favorable  factors results in a stock being included as a model "buy."

     The Adviser is extremely  disciplined in following the models.  The Adviser resists  overriding the models with  qualitative or subjective data. The Adviser relies heavily on statistics and the discipline of the process.

     The Adviser does not talk to company management or Wall Street analysts for investment ideas.  Examples of model inputs include timely,  publicly  available financial and technical data from objective sources,  thus avoiding the emotions or biases of third parties.

     The  Adviser  never  times  the  market  or   incorporates   macro-economic
prognostication.

     The Adviser seeks to avoid bad data.  The Adviser seeks to "tip the scales"
in the  Funds'  favor by  seeking  to verify,  where  possible  and within  time constraints, the quality of data input to the models.

                     Who is the Investment Management Team?

     All Funds Except for Balanced Fund

     Investment  decisions for each Fund except for Balanced Fund are made by an investment management team. The investment management team is comprised of eight investment  professionals on the Adviser's staff including the trading team. The following  individuals are jointly and primarily  responsible for the day-to-day management of each such Fund's portfolio:

     John  Montgomery  is the portfolio  manager for all of the Bridgeway  Funds except for Balanced Fund and has held that position since each Fund's inception.
John founded the Adviser in 1993 and currently holds the title of President.  In addition  to the  Funds,  John  manages  separate  accounts  for high net  worth individuals, endowments and other institutional investors.

     Elena  Khoziaeva  began  working at the Adviser in 1998.  Since  1999,  her responsibilities  have included  investment  management research and analysis as well as  quantitative  model  maintenance  and operation for the Adviser.  Elena earned a Bachelor of Economic  Sciences degree from  Belarussian  State Economic
University in Minsk and  graduated  with highest  honors from the  University of
Houston with an MBA in accounting.

     Michael Whipple, CFA, began working at the Adviser in 2002. Since then, his responsibilities  have included  investment  management research and analysis as well as quantitative model maintenance and operation for the Adviser. He holds a
BS in Accountancy and Finance from Miami  University in Ohio. A Certified Public
Accountant and Certified Internal Auditor,  Michael worked in auditing from 1996 to 2000 before  attending the University of Chicago from 2000 to 2002,  where he earned his MBA. Michael became a CFA charter holder in 2003.

     The Balanced Fund

     Richard P.  Cancelmo,  Jr.  ("Dick") has been the portfolio  manager of the
Balanced Fund since its inception in 2001. Dick has been employed by the Adviser in research and trading since February 2000. He was employed by Cancelmo Capital
Management,  Inc.,  the investment  adviser to West  University  Fund,  prior to joining the Adviser.

     Additional Information About Portfolio Managers

     The  Bridgeway   Funds'  Statement  of  Additional   Information   provides
information about each portfolio manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of Fund shares.

                      Who is Bridgeway Capital Management?

     Bridgeway  Capital  Management was  incorporated in 1993. The advisory firm has a very lean cost  structure,  relying  heavily on technology and a small but very talented and dedicated  team of partners.  These factors enable the firm to offer creative products to the mutual fund industry such as Ultra-Small  Company
Fund and  Ultra-Small  Company  Market  Fund,  which  focus on the  smallest  of publicly traded stocks,  as well as Balanced Fund, which employs a unique set of risk management techniques.

     The Adviser has an unusual corporate culture with a high-energy, enjoyable, and  cost-conscious  atmosphere  where all staff members are viewed as partners.
Stressing process and results over titles and status, no partner,  including the
President,  can make more than seven times the total  compensation of the lowest paid partner. The firm ascribes to four business values:  integrity,  investment performance, cost efficiency and service.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

A description  of the Bridgeway  Funds'  policies and  procedures  regarding the release of portfolio  holdings  information is available in the Funds' Statement of Additional Information.

CODE OF ETHICS

     Both Bridgeway  Funds and the Adviser are committed to a mission  statement that places integrity above every other business value.  Neither Bridgeway Funds nor the Adviser:

     o    takes part in directed brokerage arrangements,
     o    pays soft dollar commissions,
     o    has a brokerage relationship with any affiliated organization, or
     o    invests in tobacco companies.

     Fund  managers are  encouraged to invest in shares of the Funds and are not allowed  to  purchase  shares of equity  securities  that the Funds  might  also potentially own. Other staff, Officers, and Directors of Bridgeway Funds and the
Adviser are also encouraged to own shares of the Funds and may only trade shares of equity securities within very stringent  guidelines  contained in the Code of
Ethics.

     Copies  of the  Code  of  Ethics  may be  obtained  from  our  web  address
www.bridgeway.com/MIethics.asp.  Any  shareholder or potential  shareholder  who feels that a policy,  action,  or investment of the Funds or the Adviser  either does  compromise  or may  compromise  the  highest  standards  of  integrity  is encouraged to contact Bridgeway Capital Management.

                                   TRANSLATION
                  What's the Big Deal About the Code of Ethics?

     The Adviser takes  ethical  issues very  seriously.  We are willing to walk away from certain  revenue-generating  activities to avoid conflicts of interest between Bridgeway Funds and the Adviser. We seek to ensure that the interests of the Adviser are aligned with those of the shareholders.

SHAREHOLDER INFORMATION

NET ASSET VALUE (NAV)

     The net asset  value  per  share of each  Fund is the  value of the  Fund's investments plus other assets,  less its  liabilities,  divided by the number of
Fund shares outstanding. The value of the Fund's securities is determined by the market value of these securities.  Other than options, portfolio securities that are  principally  traded on a national  securities  exchange are valued at their last sale on the principal  exchange on which they are traded prior to the close of the New York Stock Exchange. Portfolio securities other than options that are principally  traded on the National  Association of Securities Dealers Automated
Quotation  System  ("NASDAQ") are valued at the Official Closing Price ("NOCP").
In the absence of recorded  sales on their home  exchange or NOCP in the case of
NASDAQ traded securities, the security will be valued according to the following priority:  1) Bid prices for long  positions,  ask prices for short positions on home  exchanges,  and 2) Bid  prices  for long  positions,  ask prices for short positions on other exchanges.

     In  determining  the NAV,  each Fund's  assets are valued  primarily on the basis of market quotations as described above.  However,  the Board of Directors has  adopted  procedures  for  making  "fair  value"  determinations  if  market quotations  are not readily  available.  Specifically,  if a market value is not available  for a  security,  the  security  will  be  valued  at fair  value  as determined in good faith or under the direction of the Board of Directors.  Fair value  pricing  generally  is used  most  often  for  pricing  a fund's  foreign securities  holdings that are traded on foreign securities  exchanges.  However, the Bridgeway  Funds only invest in foreign  securities  that are traded on U.S.
exchanges.  Nonetheless,  if there is a trading halt on a security or some other circumstance,  the  Adviser's  staff will use its best  efforts to research  the reasons for the absence of a closing  price.  The Adviser will contact the Board with pricing  proposals as soon as possible if the value of the security is more than 1.5% of a Fund's  net asset  value  based on the most  recent  full day the security traded. Below this amount, a "fair value" price will be determined by a committee comprised of the Adviser's investment  management team and a member of the  trading  team.  In the  absence  of  further  news,  other  information  or resumption of trading,  this price will be used until the next Board meeting. If there are multiple  trading  halts in one Fund,  the Board will be contacted for fair  value  pricing  if the total of all  trading  halts is more than 2% of net assets based on the most recent full day each individual security traded. If the value of the security  based on the most recent full day the security  traded is less  than or equal to 1.5% of the  total  net  asset  value of the Fund and the market value of the holding  based on the previous  days'  closing price is less than  $0.01  times the  previous  days Fund  shares  outstanding,  any member or back-up member of the committee may price the security.  The valuation  assigned to a fair valued  security for purposes of  calculating  a Fund's NAV may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

     Because the Funds  charge no sales  loads,  the price you pay for shares is the Fund's  NAV.  The Funds are open for  business  every day the New York Stock
Exchange  ("NYSE") is open. Every buy or sell order you place in the proper form will be processed at the next NAV calculated after your order has been received.
The NAV is calculated for each Fund at the end of regular trading on the NYSE on business days, usually 4:00 p.m. Eastern time. If the NYSE begins an after-hours trading  session,  the Board of  Directors  will set closing  price  procedures.
Mutual  fund  marketplaces  and  members  of the  National  Securities  Clearing
Corporation ("NSCC") may have an earlier cut-off time for pricing a transaction.

     Foreign  markets  may be  open  on  days  when  U.S.  markets  are  closed;
therefore,  the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund  shares.  The NAV of each Fund,  however,  will only change when it is calculated at the NYSE daily close.

RULE 12b-1 AND SHAREHOLDER SERVICES FEES

     On October 15, 1996  Bridgeway  Funds'  shareholders  approved a 12b-1 Plan that  permitted  the  Adviser to pay up to 0.25% of each  Fund's  average  daily assets for sales and  distribution of Bridgeway Funds shares.  In this plan, the
Adviser agreed to pay directly all  distribution  costs  associated with Class N shares. This plan has been re-approved each year by the Independent Directors.

     On October 1, 2003, Bridgeway Funds' shareholders  approved modification of the 12b-1 Plan to permit selected  Bridgeway Funds to add additional  classes of
Fund shares with a maximum 0.25% 12b-1 fee. This fee is payable by  shareholders who purchase Fund shares through distribution  channels that charge distribution and account servicing fees versus "no or low cost" alternatives.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING OF FUND SHARES

     The Board of  Directors of the Funds has adopted and  implemented  policies and procedures to detect,  discourage and prevent short-term or frequent trading
(often described as "market timing") in the Funds.

     The Funds are not designed for  professional  market timing  organizations, individuals,  or entities  using  programmed  or frequent  exchanges  or trades.
Frequent  exchanges or trades may be disruptive  to the  management of the Funds and can raise their expenses.  The Funds reserve the right to reject or restrict any specific  purchase and  exchange  request with respect to market  timers and reserves the right to determine,  in their sole discretion,  that an individual, group or entity is or has acted as a market timer.  The Funds  generally  define short-term  trading as purchase and redemption  activity,  including  exchanges, that exceed two "round trips" per calendar year. The Funds may also take trading activity  that occurs  over longer  periods  into  account if a Fund  reasonably believes  such  activity  is of an amount or  frequency  that may be  harmful to long-term shareholders or disruptive to portfolio management.

     A Fund may be more or less affected by  short-term  trading in Fund shares, depending on various  factors such as the size of the Fund, the amount of assets the Fund  typically  maintains in cash or cash  equivalents,  the dollar amount, number, and frequency of trades in Fund shares and other factors. Short-term and excessive  trading  of Fund  shares  may  present  various  risks to the  Funds, including:

     o    potential dilution in the value of Fund shares,
     o    interference with the efficient management of a Fund's portfolio, and
     o    increased brokerage and other transaction costs.

     Certain Funds such as  Ultra-Small  Company,  Ultra-Small  Company  Market,
Micro-Cap  Limited,  Aggressive  Investors 1, Aggressive  Investors 2, Small-Cap
Growth and Small-Cap Value Funds, may invest in equities that have low liquidity and therefore may be more susceptible to these risks.  Others Funds such as Blue
Chip 35 and  Ultra-Small  Market Funds are designed to track certain  indices or markets and also may be exposed to greater risk due to short-term  and excessive trading.

     The Funds  currently  use  several  methods  to  reduce  the risk of market timing. These methods include: (i) monitoring trade activity; and (ii) assessing a redemption fee for short-term  trading for certain Funds as described  earlier in this prospectus.

     When a pattern of short-term or excessive trading activity or other trading activity  deemed  harmful or disruptive to the Funds by an investor is detected, the Adviser may determine to prohibit that investor from future purchases in the
Funds or to limit or terminate the investor's exchange privilege.  The detection of these patterns and the banning of further  trading are inherently  subjective and therefore involve some selectivity in their  application.  The Adviser seeks to make such  determinations  in a manner  consistent  with the interests of the
Funds' long-term shareholders.

     There is no assurance that these policies and procedures  will be effective in limiting  short-term  and excessive  trading in all cases.  For example,  the
Adviser may not be able to effectively  monitor,  detect or limit  short-term or excessive  trading  by  underlying  shareholders  that  occurs  through  omnibus
accounts  maintained  by  broker-dealers  or  other  financial   intermediaries.
Depending on the amount of Fund shares held in such omnibus  accounts (which may represent most of a Fund's shares)  short-term  and/or excessive trading of Fund shares could adversely affect long-term  shareholders in a Fund. It is important to note that  shareholders  that invest  through  omnibus  accounts  also may be subject to the policies and procedures of their  financial  intermediaries  with respect to short-term and excessive trading in the Funds.

PURCHASING SHARES

     You may purchase shares using one of the options described below.  Purchase orders will not be processed unless the account application and purchase payment are received in good order.  In accordance with the USA Patriot Act, if you fail to provide all of the  required  information  requested  in the current  account application,  your purchase order will not be processed.  Additionally,  federal law requires that the Funds verify and record your identifying information.

- FROM FUND MARKETPLACES

     Shareholders  may purchase and redeem  Bridgeway  Funds through most mutual fund  marketplaces.  Low-cost  marketplaces  offer  shares of the Funds  with no transaction  fee,  although they may charge a maintenance  fee for accounts with low  balances.  Other  marketplaces,  brokers  and  members  of the NSCC  charge transaction fees ranging from $18 to $200 to cover operational costs. These fees vary and do change. A list of marketplaces  where you can buy shares of the Fund can be found at  www.bridgeway.com  under "How to Buy  Shares."  Many  Bridgeway
Funds investors prefer  investing with  marketplaces for the range of investment alternatives  and statement  consolidation.  In some cases,  you can complete an application at the marketplace  website and transfer cash from your bank account for your initial investment on the same day.

     The  minimum  initial  investment  in any  Fund is  $2,000,  although  some
marketplaces  may  require  higher  initial  investment  amounts.   The  minimum
subsequent investment is the amount required by the marketplace.

- FROM FINANCIAL SERVICE ORGANIZATIONS

     You  may  purchase  shares  of the  Funds  through  participating  brokers,
dealers,  and  other  financial  professionals.   Simply  call  your  investment
professional to make your purchase.  If you are a client of a securities  broker or other financial  organization,  you should note that such  organizations  may charge a separate fee for administrative services in connection with investments in Fund shares and may impose  account  minimums and other  requirements.  These fees and requirements would be in addition to those imposed by the Funds. If you are  investing  through a  securities  broker or other  financial  organization, please refer to its program materials for any additional  special  provisions or conditions  that may be different from those  described in this  Prospectus (for example,  some  or all of the  services  and  privileges  described  may  not be available to you).

- DIRECTLY FROM THE FUNDS

     Buying Shares

     You can purchase  shares  directly  from the Fund by either  completing  an application  on line at  www.bridgeway.com  or by completing  and  submitting an application,  which can be obtained on our website or by calling 1-800-661-3550.
All  investments  must be made by check,  ACH or wire.  All checks  must be made payable in U.S. dollars and drawn on U.S. financial  institutions.  The Funds do not accept purchases made by cash or cash equivalents (for example, money order, cashier's check, bank draft, traveler's check or credit card check.)

     Checks. Checks must be made payable to "Bridgeway Funds."

     Automated  Clearing  House  ("ACH").  You may  purchase  additional  shares through an electronic transfer of money from a checking or savings account.  The
ACH service will automatically  debit your  pre-designated  bank account for the desired amount.

     Wires.  Instruct  your  U.S.  financial  institution  with whom you have an account to make a Federal  Funds  wire  payment  to the  Funds.  Your  financial institution may charge a fee for this service.

     Account Requirements

------------------------------------------------------------------------------------
           Type of Account                            Requirement
------------------------------------------------------------------------------------
Individual, Sole Proprietorship and  o    Instructions must be signed by all
Joint Accounts.                           persons exactly as their names appear on
Individual accounts are owned by one      the account.
person, as are sole proprietorship
accounts.  Joint accounts have two
or more owners (tenants).
------------------------------------------------------------------------------------

Gifts or Transfers to a Minor (UGMA, o    Depending on state laws, you can set
UTMA)                                     up a custodial account under the UGMA
o      These custodial accounts           or the UTMA.
       provide a way to give money   o    The custodian must sign instructions
       to a child and obtain tax          in a manner indicating custodial
       benefits.                          capacity.
------------------------------------------------------------------------------------
Business Entities                    o    Submit a secretary's (or similar)
                                          certificate covering incumbency and
                                          authority.
-------------------------------------------------------------------------------------
Trusts                               o    The trust must be established before
                                          an account can be opened.
                                     o    Provide the first and signature pages
                                          from the trust document identifying the
                                          trustees.
-------------------------------------------------------------------------------------

Investment Procedures

------------------------------------------------------------------------------------
           How to Open an Account                  How to Add to Your Account
------------------------------------------------------------------------------------
By check                                     By check
o    Obtain an application by mail, fax      o    Complete an investment slip
     or from our website.                         from a confirmation statement or
o    Complete the application and any             write us a letter.
     other required documentation.           o    Write your account number
o    Mail your application and any other          and Fund on your check
     documents and your check.               o    Mail the slip or letter and
                                                  your check.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
By wire                                      By wire
o    Obtain an application by mail, fax      o    Call us to notify us of your
     or from our website.                         incoming wire.
o    Complete the application and any        o    Instruct your bank to wire
     other required documentation.                your money to us.
o    Call us to fax the completed
     application and documentation.  We will
     open the account and assign an account
     number.
o    Instruct your bank to wire your
     money to us.
o    Mail us your original application
     and any other documentation.
------------------------------------------------------------------------------------

By automatic monthly ACH payment             By automatic monthly ACH payment
o    Obtain an application by mail, fax      o    Your automatic monthly
     or from our website.                         investments will continue until
o    Complete the application and any             you call to request that they
     other required documentation.                stop.
o    Call us to fax the completed
     application and documentation.  We will
     open the account and assign an account
     number.
o    Mail us your original application
     and any other documentation.
o    We will electronically debit your
     purchase each month from your selected
     financial institution account.
------------------------------------------------------------------------------------

Canceled or Failed Payments

     The  Funds  accept  checks  and ACH  transfers  at full  value  subject  to collections.  If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible  for any losses or expenses  incurred  by the Funds or the  transfer agent, and the Funds may redeem shares you own in the account as  reimbursement.
The Funds  and their  agents  have the right to reject or cancel  any  purchase, exchange or redemption due to nonpayment.

     Rejection of Purchase Orders

The Funds  reserve  the right to refuse  purchase  orders  for any  reason.  For example,  the Funds may reject  purchase  orders for very small accounts  (e.g., accounts  comprised of only one share of a Fund) as well as for reasons that the
Adviser feels will adversely affect its ability to manage the Funds effectively.

REDEEMING SHARES

     Selling Shares

     The  Funds  process  redemption  orders  promptly,  and you will  generally receive  redemption  proceeds within a week. Delays of up to 7 days may occur in cases of very large  redemptions,  excessive  trading or during  unusual  market conditions.  If the Funds  have not  collected  payment  for the  shares you are selling,  however,  they may  delay  sending  redemption  proceeds  for up to 15 calendar days.

         How to Sell Shares from Your Account
          By Mail:

o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The Fund name
     o    The dollar amount or number of shares you want to sell
     o    How to send your proceeds (by check or wire)

o    Obtain a signature guarantee (See "Signature Guarantee Requirements")

o    Obtain other documentation (See "Signature Guarantee Requirements")

o    Mail your request and documentation

          By Wire:

o    Wire requests are only  available if you provided bank account  information on your account application and your request is for $10,000 or more

o    Call us with your request (unless you declined telephone privileges on your account application) (See "By Telephone") or

o    Mail us your request (See "By Mail")

          By Telephone:

o    Call us with your request (unless you declined telephone privileges on your account application)

o    Provide the following information:
     o    Exact name(s) in which the account is registered
     o    Your account number
     o    Additional form of identification

o    Your proceeds will be
     o    Mailed to you or
     o    Wired to you (unless you did not provide bank account  information  on your account application) (See "By Wire")

     Telephone Redemption Privileges

     You may redeem  your  shares by  telephone  unless you  declined  telephone privileges  on  your  account  application.  You  may  be  responsible  for  any unauthorized  telephone  order as long as the  transfer  agent takes  reasonable measures to verify that the order is genuine.

Wire Redemptions

You may have your redemption  proceeds wired to you if you provided bank account information on your account  application.  The minimum amount you may request by wire is $10,000.  If you wish to make your wire request by  telephone,  you must also have telephone redemption privileges.

     Signature Guarantee Requirements

     To protect you and the Funds against fraud, certain redemption options will require a signature  guarantee.  A signature guarantee verifies the authenticity of your  signature.  You can  obtain  one  from  most  banking  institutions  or securities  brokers,  but not from a notary  public.  The Funds and the transfer agent will need written  instructions  signed by all registered  owners,  with a signature guarantee for each owner, for any of the following:

o    Written requests to redeem $100,000 or more
o    Changes to a shareholder's record name
o    Redemption  from an account for which the  address or account  registration has changed within the last 30 days
o    Sending  redemption  and  distribution  proceeds to any person,  address or financial institution account not on record
o    Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
o    Adding  or  changing  ACH or wire  instructions,  telephone  redemption  or exchange options or any other election in connection with your account.

     The Funds and the transfer  agent  reserve the right to require a signature guarantee(s) on all redemptions.

     Redemption of Very Small Accounts

     In order to reduce Fund  expenses,  the Board of Directors is authorized to cause the redemption of all of the shares of any  shareholder  whose account has declined to a value of less than $1,000 as a result of a transfer or redemption.
For accounts with Bridgeway Funds that are valued at less than $1,000,  the Fund or its  representative  may give  shareholders  60 days prior written  notice in which to purchase sufficient shares to avoid such redemption.

     Redemption of Very Large Accounts

     While a shareholder may redeem at any time without notice,  it is important for Fund  operations  that you call  Bridgeway  Funds at least a week before you redeem an amount of $250,000 or more,  especially  for  Bridgeway's  smaller-cap funds. We must consider the interests of all Fund  shareholders  and reserve the right to delay delivery of your  redemption  proceeds--up  to seven days--if the amount will disrupt a Fund's operation or performance. If your redemptions total more than $250,000 or 1% of the net assets of the Fund within any 90-day period, the Funds reserve the right to pay part or all of the redemption  proceeds above
$250,000 in kind (i.e., in securities, rather than in cash). Redemptions in kind may, at the adviser's  option and where requested by a shareholder,  be made for redemptions  less  than  $250,000.  If  payment  is made in kind,  you may incur brokerage commissions if you elect to sell the securities for cash.

EXCHANGING SHARES

     Exchange Privileges

     You may sell your Fund  shares and buy shares of  another  Bridgeway  Fund, also known as an  exchange,  by  telephone  or in writing,  unless you  declined telephone privileges on your account application.  For a list of Funds available for exchange,  please consult this prospectus or our website,  www.bridgeway.com or call Bridgeway Funds at 800-661-3550.  Exchange  purchases are subject to the same  minimum  and  subsequent  investment  levels as new  accounts  and to fund closing commitments.  Because exchanges are treated as a sale and purchase, they may have tax consequences.

     You may exchange only between  identically  registered  accounts  (name(s), address and  taxpayer ID  number).  There is  currently  no  specified  limit on exchanges,  but the  Funds  reserve  the  right to limit  exchanges.  You may be responsible for any  unauthorized  telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

         How to Exchange Shares from Your Account
          By Mail:

o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The Fund names you are exchanging
     o    The dollar amount or number of shares you want to sell (and exchange)
     o    How to send your proceeds (by check or wire)

o    If  opening a new  account,  complete  an  account  application  if you are requesting different shareholder privileges

o    Mail your request and documentation

     By Telephone:

o    Call us with your  request  (unless you  declined  telephone  authorization privileges on your account application)

o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which the account is registered
     o    Additional form of identification

MISCELLANEOUS INFORMATION

     Retirement Accounts

     The Funds offer IRA  accounts  including  traditional  and Roth IRAs.  Fund shares may also be an appropriate  investment for other retirement plans. Before investing  in any IRA or other  retirement  plan,  you should  consult  your tax adviser.  Whenever  making an investment in an IRA, be sure to indicate the year for which the contribution is made.

     Tax-Sheltered Retirement Plans

     Shares of the Funds may be purchased for various types of retirement plans, including  Individual  Retirement Plans (IRAs).  For more complete  information, contact Bridgeway Funds or the marketplaces previously described.

     Lost Accounts

     The transfer  agent will  consider your account lost if  correspondence  to your address of record is returned as undeliverable on more than two consecutive occasions,  unless the  transfer  agent  determines  your new  address.  When an account is "lost,"  all  distributions  on the  account  will be  reinvested  in additional  Fund  shares.  In  addition,  the amount of any  outstanding  checks
(unpaid  for six  months or more) or  checks  that  have  been  returned  to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled.  However,  checks will not be  reinvested  into  accounts  with a zero balance.

     Householding

     To reduce  expenses,  we may mail only one copy of the  Fund's  prospectus, each annual and semi-annual  report,  and other  shareholder  communications  to those  addresses  shared  by two  or  more  accounts.  If you  wish  to  receive additional copies of these documents, please call us at 800-661-3550 (or contact your financial institution).  We will begin sending you individual copies thirty days after receiving your request.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     So long as each  Fund  qualifies  to be  taxed  as a  regulated  investment company,  it generally will pay no federal income tax on the income and gains it distributes  to you.  The Funds pay  dividends  from net  investment  income and distribute  net  capital  gains  annually,  usually in  December.  The Funds may occasionally be required to make  supplemental  distributions at some other time during the year. All dividends and  distributions in full and fractional  shares of the Funds will  generally be reinvested in additional  shares on the day that the  dividend  or  distribution  is paid at the next  determined  NAV.  A direct shareholder  may submit a written request to pay the dividend and/or the capital gains distribution to the shareholder in cash. Shareholders at fund marketplaces should contact the marketplace about their rules.

     The amount of any distribution  will vary, and there is no guarantee a Fund will pay either an income  dividend or a capital gain  distribution.  Unless you are investing  through a  tax-deferred  retirement  account (such as an IRA) you should consider avoiding a purchase of Fund shares shortly before the Fund makes a distribution,  because doing so can cost you money in taxes.  This is known as
"buying a dividend."  For  example,  if you buy 500 shares in a Fund on December
15th at the Fund's  current  NAV of $10 per share,  and the Fund makes a capital gain  distribution on December 16th of $1 per share,  your shares will then have an NAV of $9 per share (disregarding any change in the Fund's market value), and you will have to pay a tax on what is essentially a return of your investment of
$1 per share.  This tax  treatment  is required  even if you reinvest the $1 per share capital gain distribution in additional Fund shares.

     How Distributions are Taxed

     The tax information in this prospectus is provided as general  information.
You should contact your tax advisor about the federal and state tax consequences of an investment in any of the Funds.

     In general,  if you are a taxable investor,  Fund distributions are taxable to you at either  ordinary  income or  capital  gains  tax  rates.  This is true whether you reinvest your  distributions  in  additional  Fund shares or receive them in cash.  Every  January,  you will receive a statement  that shows the tax status of  distributions  you  received  for the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.

     For federal income tax purposes,  Fund  distributions of short-term capital gains are taxable to you as ordinary  income.  Fund  distributions  of long-term capital  gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income dividends  designated by certain
Funds may be qualified  dividend  income  eligible  for  taxation by  individual shareholders at long-term  capital gain rates,  provided  certain holding period requirements are met.

     How Transactions Are Taxed

     When you sell or redeem  your Fund  shares,  you will  generally  realize a capital  gain or loss.  For tax  purposes,  an  exchange of your Fund shares for shares of a different Bridgeway Fund is the same as a redemption. Tax-advantaged retirement accounts will not be affected.

     Taxes Withheld

     If you do not  provide  a Fund  with your  proper  taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the redemption of your shares.  A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

     Other

     Fund  distributions  and gains from the redemption or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S.  withholding and estate tax, and are subject to special U.S. tax certification requirements.

TAX EFFICIENCY

     The following  discussion is not applicable to shareholders in tax-deferred accounts, such as IRAs.

     An  important  aspect of fund  ownership  in a taxable  account  is the tax efficiency  of the  Fund.  A fund may  have  great  performance,  but if a large percentage  of  that  performance  is paid  in  taxes,  the  purpose  of  active management  may be defeated.  Tax  efficiency  is the ratio of  after-tax  total returns to before-tax  total  returns.  The first column of the following  table illustrates  the tax  efficiency  of each Fund through June 30, 2005. It assumes that a shareholder was invested in the Fund for the full period since inception, had paid taxes at the maximum  federal  marginal rates and continues to hold the shares.  Currently,  these rates are 35% for income,  35% for short-term capital gains,  and 15% for long-term  capital gains  (securities held for more than one year). These calculations exclude any state and local taxes. 100% tax efficiency means that the shareholder had no taxable  distributions and paid no taxes. This measure  of  tax  efficiency  ignores  potential  future  taxes  represented  by unrealized gains, stocks which have appreciated in value but have not been sold.
It also ignores the taxes an individual would pay if they sold their shares. The second column is the same tax efficiency  number,  but considers taxes paid if a shareholder  sold his or her shares at the end of Bridgeway  Funds' fiscal year,
June 30, 2005.

                         Bridgeway Funds Tax Efficiency

-----------------------------------------------------------------------------------

                                                  % Tax              % Tax
                                             Efficiency for      Efficiency for
Fund                                           Shares Held        Shares Sold
-----------------------------------------------------------------------------------
Aggressive Investors 1 Fund                      88.71%              74.76%
Aggressive Investors 2 Fund                     100.00%              91.67%
Ultra-Small Company Fund                         80.91%              78.28%
Ultra-Small Company Market Fund                  99.46%              93.09%
Micro-Cap Limited Fund                           88.38%              77.09%
Small-Cap Growth Fund                           100.00%              93.13%
Small-Cap Value Fund                            100.00%              91.81%
Large-Cap Growth Fund                           100.00%              98.95%
Large-Cap Value Fund                             99.73%              93.69%
Blue Chip 35 Index Fund                          97.17%              97.26%
Balanced Fund                                    98.84%              93.85%
-----------------------------------------------------------------------------------

     The  active  management  style  of  Ultra-Small  Company  Fund,  Aggressive
Investors  1 Fund,  Aggressive  Investors  2 Fund,  Micro-Cap  Limited  Fund and
Balanced  Fund may make these Funds less  tax-efficient  than Blue Chip 35 Index
Fund  and  Ultra-Small  Company  Market  Fund.  Blue  Chip  35  Index  Fund  and
Ultra-Small  Company Market Fund have been  extremely tax efficient,  even among index funds.

     The Blue Chip 35 Index Fund has not distributed  capital gains in the eight years since inception; we expect none in the ninth year. The Ultra-Small Company
Market Fund has  distributed a capital gain in only one of the eight years since inception;  we do expect to  distribute a small  capital gain in the ninth year.
However, Blue Chip 35 Index Fund does distribute taxable dividend income.

CLOSED FUND STATUS DEFINITIONS

     The Adviser may recommend  that certain Funds be closed to new  investments from time to time to better  control asset flows and levels.  Information on the investments permitted in Funds indicated as "Closed to New Investors" or "Closed to New Investors and Current  Shareholders"  can be found below.  With regard to closed Funds, the Fund reserves the right to make future  additional  exceptions that,  in the judgment of the Adviser,  do not  adversely  affect its ability to manage the Funds effectively.  For example, the Fund may elect to accept defined contribution  plans that provide  regular cash flows which are beneficial to the
Fund.  These  exceptions,  if any, are annually  reviewed by the Funds' Board of
Directors. The Fund also reserves the right to reject any purchase or refuse any exception, including those detailed below, that the Adviser feels will adversely affect its ability to manage the Funds effectively.  The Adviser has established a Closed Funds Exceptions Committee, which reports at least annually to the Fund
Board,  to review  exceptions  and to maintain  this policy.  A majority of this committee  must approve any  investments  in closed funds not  described  below.
Furthermore,  the Board will also review the application of "closed status" with respect to the  Adviser's  separately  managed  accounts  in the same style as a
Fund. A specific  style (such as  "aggressive  investors 1") would  typically be closed to new separate  accounts  managed by the Adviser at the same time as the
Fund closes to new accounts.  However, additional "capacity" of a style could be opened to new separate accounts and not new Fund accounts if certain  conditions are generally met.

Eligible  Investments  into  Funds  Closed  to New  Investors  (Open to  Current
Accounts)

o    Shareholders  may continue to add to their  existing  accounts  through the purchase of  additional  shares and through the  reinvestment  of dividends and/or capital gain distributions on any shares owned.
o    Shareholders  may add to their  accounts  through the Automatic  Investment
     Plan ("AIP") and may increase the AIP amount.
o    Participants in an existing  employee benefit or retirement plan (including
     401(k) and other types of defined contribution plans) may open new accounts in that  plan if the  Fund  is an  investment  option.  IRA  transfers  and rollovers from these plans may be used to open new accounts.  Certain third parties  who  offer  Bridgeway  Funds  may  not be  able  to  support  this exception.
o    Shareholders  may open new  accounts  that  have the same  social  security number or  registered  shareholder  as their  existing  accounts.  Proof of current ownership may be required.
o    Custodians  named for minors  (children  under 18) on existing  accounts of
     Funds  that are  closed to new  investors  may open new  accounts  in those
     Funds.

o    Financial Advisers with existing accounts, who provide recordkeeping and/or asset  allocation  services for their  clients,  may be allowed to purchase shares for new and existing  clients.  However,  advisors who  advertise or communicate  broadly the  availability of Bridgeway closed funds may not be permitted to purchase additional shares.
o    Directors of the Funds,  staff and  directors of the Adviser,  the Adviser, and Bridgeway Charitable Foundation may continue to open new accounts.

Eligible Investments into Funds Closed to New Investors and Current Shareholders

o    Shareholders  may continue to add to their  existing  accounts  through the reinvestment  of  dividends  and capital gain  distributions  on any shares owned.
o    Directors of the Funds,  staff and  directors of the Adviser,  the Adviser, and Bridgeway  Charitable  Foundation may continue to open new accounts and make additional purchases of unsubscribed or redeemed shares.

PRIVACY POLICY

     As the investment  adviser and administrator for Bridgeway Funds,  Inc.(the
"Funds") Bridgeway Capital  Management,  Inc. (the "Adviser") invests the assets of the Funds and manages their day-to-day  business.  On behalf of the Funds and the Adviser (collectively, "Bridgeway"), we make the following assurance of your privacy.

     Bridgeway's Commitment to You

     We work hard to respect the privacy of your personal and financial data.

     Not Using Your Personal Data for our Financial Gain

     Bridgeway has never sold  shareholder  information to any other party,  nor have we disclosed  such data to any other  organization,  except as permitted by law. We have no plans to do so in the future. We will notify you prior to making any change in this policy.  As a Fund  shareholder,  you  compensate the Adviser through a management and  administrative  fee; this is how we earn our money for managing yours.  We go to some  extraordinary  lengths to minimize  conflicts of interest  between the Adviser and the Funds. Our policy of not selling your data is an extension of this practice.

     How We Do Use Your Personal and Financial Data

     We use your information primarily to complete your investment transactions.
We may also use it to communicate  with you about other financial  products that we offer.

     The Information We Collect About You

     You typically  provide  personal  information when you complete a Bridgeway account  application or when you request a transaction that involves  Bridgeway, either  directly or through a fund  supermarket.  This  information  may include your:

o    Name, address and phone numbers
o    Social security or taxpayer identification number
o    Birth date and beneficiary information (for IRA applications)
o    Basic trust document information (for trusts only)
o    Account balance
o    Investment activity

     How We Protect Your Personal Information

     As emphasized  above,  we do not sell  information  about current or former shareholders  or their accounts to third  parties.  We  occasionally  share such information  to the extent  permitted  by law to complete  transactions  at your request,  or to make you aware of related financial products that we offer. Here are the details:

     o    To complete  certain  transactions or account changes that you direct, it may be necessary to provide  identifying  information to companies, individuals,  or groups that are not affiliated  with  Bridgeway.  For example,  if  you  ask  to  transfer  assets  from  another  financial institution to Bridgeway,  we will need to provide certain information about you to that company to complete the transaction.

     o    In certain instances, we may contract with non-affiliated companies to perform services for us, such as processing orders for share purchases
          and  redemptions  and  distribution  of  shareholder  letters.   Where
          necessary,  we will  disclose  information  about  you to these  third parties.  In all such cases,  we provide the third party with only the information  necessary to carry out its assigned  responsibilities (in the case of shareholder letters,  only your name and address) and only for that purpose. We require these third parties to treat your private information with the same high degree of confidentiality that we do.

     o    Finally,  we will release information about you if you direct us to do so, if we are compelled by law to do so, or in other  legally  limited circumstances (for example, to protect your account from fraud).

     How We Safeguard Your Personal Information

     We restrict  access to your  information to those  Bridgeway  employees who need to know the information to provide products or services to you. We maintain physical,  electronic,  and  procedural  safeguards  to  protect  your  personal information.

     Fund Marketplaces or Other Brokerage Firms

     Most Bridgeway shareholders purchase their shares through fund marketplaces or other third  parties.  Please contact those firms for their own policies with respect to privacy issues.

     What You Can Do

     For your  protection,  we  recommend  that you do not provide  your account information,  user name,  or password to anyone  except a Bridgeway  employee as appropriate  for a transaction  or to set up an account.  If you become aware of any suspicious activity relating to your account, please contact us immediately.

     We'll Keep You Informed

     As required by federal  law,  we will  notify  shareholders  of our privacy policy  annually.  We reserve the right to modify  this policy at any time,  but rest assured that if we do change it, we will tell you promptly.  You can access our privacy policy from our website.

                       This page intentionally left blank.

FOR MORE INFORMATION

     Bridgeway Funds' Statement of Additional Information,  contains more detail about  policies and  practices of the Funds and the Adviser,  Bridgeway  Capital
Management,  Inc. It is "the fine print," and is incorporated  here by reference and is legally part of the prospectus.

     Shareholder  Reports  provide a closer  look at the market  conditions  and investment  strategies that have significantly  affected Fund performance during the most recent period.  They provide details of our performance vs. performance benchmarks,  our top ten holdings (for our  actively-managed  funds), a detailed list of  holdings  twice  annually,  and more  about  the  Adviser's  investment strategy. While these letters are usually a bit long (and sometimes lively), the first few sentences tell you how the Fund did in the most recent quarter and the
Portfolio  Manager's  assessment of it. You won't get a lot of mumbo jumbo about the  economy,  claims  of  brilliance  when it's  going  well,  or  whitewashing performance  when it's not going well.  The annual and  semi-annual  shareholder reports of the  previous  and  current  fiscal  years are  incorporated  here by reference, making them legally part of the prospectus.

     Other documents, for example the Code of Ethics, are also available.

     To contact  Bridgeway  Funds for a free electronic or printed copy of these documents or for your questions:

o        Consult our website: www.bridgeway.com
o        E-mail us at: funds@bridgeway.com
o        Write to us: Bridgeway Funds, Inc.
           c/o Forum Shareholder Services
           P.O. Box 446
           Portland, ME 04112
           Call us at: 800-661-3550, or in Houston at 713-661-3500.
o        Information provided by the Securities and Exchange Commission (SEC)

     You can review and copy information  about our Funds (including the SAI) at the SEC's Public Reference Room in Washington,  D.C. To find out more about this public  service,  call the SEC at  202-942-8090.  Reports and other  information about the Funds is also available on the SEC's website at  www.sec.gov.  You can receive copies of this  information,  for a fee, by writing the Public Reference
Section,  Securities and Exchange Commission,  Washington, D.C. 20549-0102 or by
sending   an   electronic    request   to   the   following    email    address:
publicinfo@sec.gov.

        Bridgeway Funds' Investment Company Act file number is 811-08200.

BRIDGEWAY FUNDS, INC.                   INDEPENDENT ACCOUNTANTS
c/o Forum Shareholder Services          BRIGGS, BUNTING & DOUGHERTY, LLP
P.O. Box 446                            TWO PENN CENTER, SUITE 820
Portland, ME 04112                      PHILADELPHIA, PA 19102
713-661-3500  800-661-3550

DISTRIBUTOR
FORESIDE FUND SERVICES, LLC
2 PORTLAND SQUARE
PORTLAND, ME 04101